Schedule of Investments (Unaudited) June 30, 2026

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 98.4% ‡
CHINA — 97.9%
Communication Services — 41.8%
Autohome ADR (A)	2,154,854	$41,006,872
Baidu, Cl A *	14,507,984	202,762,676
Bilibili, Cl Z *	10,521,124	176,692,578
China Literature *(A)	16,484,600	39,771,314
China Ruyi Holdings *(A)	358,732,000	68,159,560
JOYY ADR	941,015	62,097,580
Kingsoft	35,790,800	101,228,626
Kuaishou Technology, Cl B	37,187,800	197,271,438
Meitu (A)	101,483,000	48,528,287
NetEase (A)	13,063,305	337,158,387
NetEase Cloud Music *	2,653,450	34,817,427
Tencent Holdings	9,218,075	505,215,936
Tencent Music Entertainment Group ADR	19,643,745	164,025,271
Weibo ADR (A)	3,066,093	22,259,835
XD	8,939,800	50,729,223
		2,051,725,010
Consumer Discretionary — 36.3%
Alibaba Group Holding	31,462,464	372,516,087
JD.com, Cl A	14,814,390	187,492,838
Meituan, Cl B *	37,811,947	330,285,878
PDD Holdings ADR *	5,020,861	382,991,277
TAL Education Group ADR *	15,047,480	144,004,384
Tongcheng Travel Holdings	44,517,800	68,064,909
Trip.com Group *	4,496,500	178,666,216
Vipshop Holdings ADR	8,977,994	119,048,201
		1,783,069,790
Consumer Staples — 6.7%
Alibaba Health Information Technology *(A)	206,692,000	81,179,202
East Buy Holding *(A)	17,102,500	49,244,069
JD Health International *	40,476,837	169,504,061
Ping An Healthcare and Technology *(A)	34,116,700	30,366,367
		330,293,699
Financials — 1.9%
Qfin Holdings ADR	2,981,028	47,130,052
ZhongAn Online P&C Insurance, Cl H *(A)	40,793,300	46,816,802
		93,946,854
Industrials — 7.3%
Full Truck Alliance ADR	24,746,064	200,938,040
Kanzhun ADR	12,049,336	155,074,954
		356,012,994

Schedule of Investments (Unaudited) June 30, 2026

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 3.9%
KE Holdings, Cl A	39,313,800	$188,295,959

TOTAL CHINA		4,803,344,306

HONG KONG — 0.5%
Communication Services — 0.5%
Damai Entertainment Holdings *(A)	367,520,000	21,323,710
TOTAL HONG KONG		21,323,710

TOTAL COMMON STOCK (Cost $6,395,775,543)		4,824,668,016

SHORT-TERM INVESTMENT — 4.6%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.570% (B)(C)	227,358,928	227,358,928
TOTAL SHORT-TERM INVESTMENT (Cost $227,358,928)		227,358,928

TOTAL INVESTMENTS — 103.0% (Cost $6,623,134,471)		5,052,026,944
OTHER ASSETS LESS LIABILITIES – (3.0)%		(144,786,438)
NET ASSETS - 100%		$4,907,240,506

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2026.
(B)	The rate shown is the 7-day effective yield as of June 30, 2026.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2026 was $227,358,928.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-002-2600

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
CHINA — 99.3%
Communication Services — 1.2%
China United Network Communications, Cl A	1,783,200	$1,050,795
Zhejiang Century Huatong Group, Cl A	420,500	873,461
		1,924,256
Consumer Discretionary — 4.0%
BYD, Cl A	334,000	3,921,597
Midea Group, Cl A	213,700	2,377,838
		6,299,435
Consumer Staples — 5.8%
Kweichow Moutai, Cl A	38,789	6,774,303
Muyuan Foods Group, Cl A	173,025	891,889
Wuliangye Yibin, Cl A	122,879	1,339,577
		9,005,769
Energy — 2.4%
China Shenhua Energy, Cl A	225,347	1,296,044
PetroChina, Cl A	1,018,600	1,302,511
Shaanxi Coal Industry, Cl A	397,736	1,192,388
		3,790,943
Financials — 16.7%
Agricultural Bank of China, Cl A	3,070,707	2,745,903
Bank of China, Cl A	1,434,300	1,208,632
Bank of Communications, Cl A	1,924,499	1,823,001
Bank of Ningbo, Cl A	238,268	1,042,159
China Merchants Bank, Cl A	743,967	3,890,812
China Pacific Insurance Group, Cl A	246,914	1,037,417
CITIC Securities, Cl A	440,046	1,862,481
East Money Information, Cl A	570,092	1,711,620
Guotai Haitong Securities, Cl A	509,400	1,365,804
Industrial & Commercial Bank of China, Cl A	2,269,126	2,363,394
Industrial Bank, Cl A	763,322	1,862,200
Ping An Bank, Cl A	699,867	1,036,191
Ping An Insurance Group of China, Cl A	384,498	2,704,174
Shanghai Pudong Development Bank, Cl A	1,202,246	1,524,947
		26,178,735
Health Care — 4.0%
Jiangsu Hengrui Pharmaceuticals, Cl A	336,287	2,578,134
Shenzhen Mindray Bio-Medical Electronics, Cl A	63,953	1,279,720
WuXi AppTec, Cl A	130,400	2,391,883
		6,249,737
Industrials — 14.3%
Beijing-Shanghai High Speed Railway, Cl A	2,553,500	1,704,089

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
China CSSC Holdings, Cl A	392,800	$1,955,320
China State Construction Engineering, Cl A	2,156,618	1,378,863
Contemporary Amperex Technology, Cl A	230,011	13,317,122
NARI Technology, Cl A	419,215	1,411,176
Sungrow Power Supply, Cl A	108,126	2,533,028
		22,299,598
Information Technology — 37.2%
Advanced Micro-Fabrication Equipment China, Cl A	50,856	3,510,023
Cambricon Technologies, Cl A	34,152	8,027,528
Eoptolink Technology, Cl A	75,740	6,772,861
Foxconn Industrial Internet, Cl A	576,500	6,127,648
Hygon Information Technology, Cl A	126,575	6,904,938
Luxshare Precision Industry, Cl A	396,850	4,115,828
NAURA Technology Group, Cl A	39,484	5,145,225
Suzhou Dongshan Precision Manufacturing, Cl A *	99,800	3,857,179
Victory Giant Technology Huizhou, Cl A	47,600	2,429,297
Zhongji Innolight, Cl A	60,500	11,319,240
		58,209,767
Materials — 10.1%
CMOC Group, Cl A	1,795,300	4,641,649
Wanhua Chemical Group, Cl A	321,899	3,244,124
Zijin Mining Group, Cl A	2,118,242	7,845,110
		15,730,883
Real Estate — 0.4%
China Merchants Shekou Industrial Zone Holdings, Cl A	333,100	315,532
Poly Developments and Holdings Group, Cl A	442,277	301,671
		617,203
Utilities — 3.2%
China National Nuclear Power, Cl A	833,200	1,108,396
China Yangtze Power, Cl A	991,170	3,865,096
		4,973,492
TOTAL CHINA		155,279,818

TOTAL COMMON STOCK (Cost $128,739,289)		155,279,818

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(A)	58,208	$—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.3% (Cost $128,739,289)		155,279,818
OTHER ASSETS LESS LIABILITIES – 0.7%		1,160,206
NET ASSETS - 100%		$156,440,024

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-003-2500

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
CHINA — 45.2%
Energy — 1.8%
China Petroleum & Chemical, Cl H	138,000	$70,390

Financials — 5.4%
Bank of Changsha, Cl A	7,300	9,367
Bank of Chengdu, Cl A	7,700	20,078
Bank of Hangzhou, Cl A	13,100	27,887
Bank of Jiangsu, Cl A	33,255	52,812
Bank of Nanjing, Cl A	22,391	32,623
Bank of Ningbo, Cl A	12,046	52,688
Bank of Suzhou, Cl A	8,100	8,305
Chongqing Rural Commercial Bank, Cl H	13,000	9,582
		213,342
Industrials — 16.2%
Beijing New Building Materials, Cl A	3,108	8,283
Beijing-Shanghai High Speed Railway, Cl A	88,800	59,261
China Energy Engineering, Cl A	61,700	24,269
China Merchants Expressway Network & Technology Holdings, Cl A	9,300	12,550
China Railway Group, Cl H	24,500	10,341
China State Construction Engineering, Cl A	75,000	47,952
China XD Electric, Cl A	9,300	20,441
CRRC, Cl H	26,000	14,886
Daqin Railway, Cl A	36,632	24,878
Dongfang Electric, Cl A	5,500	23,311
Hunan Yuneng New Energy Battery Material, Cl A	1,500	16,766
Jiangsu Hengli Hydraulic, Cl A	2,400	38,030
Jiangsu Zhongtian Technology, Cl A	6,300	56,318
JL Mag Rare-Earth, Cl A	2,100	9,544
Metallurgical Corp of China, Cl A	32,100	11,539
NARI Technology, Cl A	14,652	49,322
Ningbo Orient Wires & Cables, Cl A	1,560	9,540
Ningbo Sanxing Medical Electric, Cl A	2,600	5,722
Power Construction Corp of China, Cl A	31,300	21,672
Shanghai Electric Group, Cl A *	22,900	23,615
Shenzhen Envicool Technology, Cl A	2,340	27,426
Shenzhen Inovance Technology, Cl A	2,550	24,918
Sichuan Huafeng Technology, Cl A *	836	23,093
Sichuan Road & Bridge, Cl A	11,900	13,709
TBEA, Cl A	9,167	30,386
Zhejiang Chint Electrics, Cl A	3,900	14,404
Zhuzhou CRRC Times Electric, Cl H	2,600	13,282
		635,458

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 7.7%
Anhui Conch Cement, Cl H	7,500	$16,039
Baiyin Nonferrous Group, Cl A	12,300	9,205
China National Building Material, Cl H	23,000	15,662
China Northern Rare Earth Group High-Tech, Cl A	6,624	46,889
China Rare Earth Resources And Technology, Cl A *	2,000	16,349
China Tungsten And Hightech Materials, Cl A	4,100	57,816
Guocheng Mining, Cl A	2,100	10,590
Henan Shenhuo Coal Industry & Electricity Power, Cl A	4,100	12,805
Inner Mongolia Xingye Silver&Tin Mining, Cl A	3,300	16,024
Jinduicheng Molybdenum, Cl A	5,400	22,362
Shanjin International Gold, Cl A	5,100	12,772
Western Mining, Cl A	4,400	17,592
Western Superconducting Technologies, Cl A	1,173	10,854
Xiamen Tungsten, Cl A	2,900	36,399
		301,358
Utilities — 14.1%
Beijing Enterprises Holdings	3,000	10,283
CGN Power, Cl H	61,000	20,846
China Gas Holdings	16,600	10,965
China Longyuan Power Group, Cl H	15,000	9,564
China National Nuclear Power, Cl A	37,400	49,753
China Power International Development	23,000	8,036
China Resources Gas Group	5,600	10,469
China Resources Power Holdings	12,635	27,261
China Three Gorges Renewables Group, Cl A	51,900	28,366
China Yangtze Power, Cl A	44,400	173,139
Datang International Power Generation, Cl A	18,800	19,609
ENN Energy Holdings	4,500	23,217
ENN Natural Gas, Cl A	4,400	10,242
GD Power Development, Cl A	32,400	22,290
Huadian Power International, Cl A	18,042	11,828
Huaneng Power International, Cl H	25,000	17,470
Kunlun Energy	24,000	19,678
SDIC Power Holdings, Cl A	13,406	26,287
Shenergy, Cl A	8,919	11,471
Sichuan Chuantou Energy, Cl A	8,884	18,545
Wintime Energy Group, Cl A *	39,600	9,392
Zhejiang Zheneng Electric Power, Cl A	17,500	13,561
		552,272
TOTAL CHINA		1,772,820

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 0.2%
Industrials — 0.2%
Aegean Airlines	520	$7,550
TOTAL GREECE		7,550

HONG KONG — 0.1%
Industrials — 0.1%
Hutchison Port Holdings Trust, Cl U	24,900	4,258
TOTAL HONG KONG		4,258

INDIA — 7.6%
Consumer Discretionary — 2.8%
Tata Motors	24,712	110,417

Energy — 0.5%
Great Eastern Shipping	1,265	19,820

Industrials — 1.7%
AIA Engineering	533	28,612
Azad Engineering *	369	8,012
MTAR Technologies *	278	22,380
Shaily Engineering Plastics	266	8,137
		67,141
Materials — 2.6%
Navin Fluorine International	447	36,300
PI Industries	917	24,752
UPL	6,798	41,021
		102,073
TOTAL INDIA		299,451

INDONESIA — 1.0%
Energy — 0.3%
Adaro Andalan Indonesia	19,600	8,523
Medco Energi Internasional	69,300	3,973
		12,496
Materials — 0.7%
Barito Pacific *	259,000	18,614
Indah Kiat Pulp & Paper	18,100	7,162
		25,776
TOTAL INDONESIA		38,272

ISRAEL — 2.6%
Industrials — 1.0%
ZIM Integrated Shipping Services	1,531	39,806

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.6%
ICL Group	9,534	$47,807
The Israel Corp	50	12,769
		60,576
TOTAL ISRAEL		100,382

KAZAKHSTAN — 1.5%
Energy — 1.5%
NAC Kazatomprom JSC GDR	856	58,807

Materials — 0.0%
Solidcore Resources PLC *(A)	7,154	—

TOTAL KAZAKHSTAN		58,807

KUWAIT — 9.5%
Financials — 9.5%
Kuwait Finance House	148,070	366,590
Kuwait Projects Holding *	29,610	7,379
TOTAL KUWAIT		373,969

MALAYSIA — 1.7%
Industrials — 0.9%
Kelington Group	7,400	14,519
Sime Darby	36,400	19,104
		33,623
Materials — 0.8%
Petronas Chemicals Group	32,100	31,883

TOTAL MALAYSIA		65,506

PHILIPPINES — 0.6%
Industrials — 0.3%
JG Summit Holdings	32,742	14,138

Utilities — 0.3%
Aboitiz Equity Ventures	20,500	10,990

TOTAL PHILIPPINES		25,128

POLAND — 4.2%
Materials — 4.2%
KGHM Polska Miedz	1,884	166,028
TOTAL POLAND		166,028

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC *(A)(B)	33,666	—

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy (continued)
Sovcomflot PJSC *(A)(B)	9,110	$—
Surgutneftegas PJSC *(A)(B)	143,400	—
		—
Materials — 0.0%
GMK Norilskiy Nickel PAO *(A)(B)	123,900	—
Segezha Group PJSC *(A)(B)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 10.9%
Financials — 8.1%
Oversea-Chinese Banking	16,512	316,466

Industrials — 2.8%
Singapore Airlines	7,800	46,313
Singapore Technologies Engineering	8,000	64,262
		110,575
TOTAL SINGAPORE		427,041

SOUTH AFRICA — 8.7%
Industrials — 0.3%
Grindrod	6,127	9,981

Materials — 8.4%
Impala Platinum Holdings	9,338	97,995
Northam Platinum Holdings	3,718	53,515
Valterra Platinum	2,653	179,090
		330,600
TOTAL SOUTH AFRICA		340,581

THAILAND — 3.9%
Energy — 3.6%
PTT NVDR	130,700	139,668

Materials — 0.3%
Indorama Ventures NVDR	18,500	12,252

TOTAL THAILAND		151,920

TÜRKIYE — 1.3%
Industrials — 1.3%
Turk Hava Yollari AO	7,399	51,700
TOTAL TÜRKIYE		51,700

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI One Belt One Road Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
UNITED ARAB EMIRATES — 0.9%
Energy — 0.9%
ADNOC Logistics & Services	21,821	$35,767
TOTAL UNITED ARAB EMIRATES		35,767

TOTAL COMMON STOCK (Cost $3,809,258)		3,919,180

PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PAO *(A)(B)(C)	136,600	—

TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.9% (Cost $3,884,104)		3,919,180
OTHER ASSETS LESS LIABILITIES – 0.1%		3,351
NET ASSETS - 100%		$3,922,531

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-006-1800

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 82.4% ‡
BRAZIL — 3.0%
Consumer Discretionary — 3.0%
MercadoLibre *	677	$1,149,133
TOTAL BRAZIL		1,149,133

CHINA — 31.2%
Communication Services — 10.3%
Baidu, Cl A *	51,264	716,462
Bilibili, Cl Z *	12,400	208,247
Kuaishou Technology, Cl B	131,200	695,981
NetEase	43,300	1,117,555
Tencent Holdings	18,175	996,119
Tencent Music Entertainment Group, Cl A	53,200	223,056
		3,957,420
Consumer Discretionary — 13.9%
Alibaba Group Holding	74,100	877,345
JD.com, Cl A	53,475	676,787
Meituan, Cl B *	105,697	923,259
New Oriental Education & Technology Group	166,800	763,166
PDD Holdings ADR *	13,069	996,903
TAL Education Group ADR *	26,361	252,275
Trip.com Group *	15,800	627,805
Vipshop Holdings ADR	17,762	235,524
		5,353,064
Consumer Staples — 2.3%
Alibaba Health Information Technology *	538,000	211,302
JD Health International *	157,500	659,560
		870,862
Information Technology — 4.7%
GDS Holdings, Cl A *	55,400	199,501
Hua Hong Grace Semiconductor, Cl H *	49,000	1,344,648
Mininglamp Technology Group, Cl A *	10,200	269,761
		1,813,910
TOTAL CHINA		11,995,256

INDIA — 8.1%
Communication Services — 0.6%
Info Edge India	23,274	240,464

Consumer Discretionary — 4.6%
Eternal *	309,356	864,744
Meesho *	446,910	908,373
		1,773,117

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 2.9%
One 97 Communications *	21,364	$257,631
PB Fintech *	49,257	847,464
		1,105,095
TOTAL INDIA		3,118,676

JAPAN — 1.8%
Communication Services — 1.8%
Nexon	54,200	715,497
TOTAL JAPAN		715,497

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR *(A)(B)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *(A)(B)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR *(A)(B)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.3%
Consumer Discretionary — 3.3%
Sea ADR *	13,128	1,258,056
TOTAL SINGAPORE		1,258,056

SOUTH AFRICA — 1.9%
Consumer Discretionary — 1.9%
Naspers, Cl N	14,864	744,216
TOTAL SOUTH AFRICA		744,216

SOUTH KOREA — 11.8%
Communication Services — 3.9%
Kakao	30,128	671,866
Krafton	1,470	223,921
NAVER	4,677	600,738
		1,496,525
Consumer Discretionary — 4.2%
Coupang, Cl A *	49,753	864,210
Delivery Hero, Cl A *	18,127	746,086
		1,610,296
Information Technology — 3.7%
DB HiTek	2,089	194,432

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
SK hynix	725	$1,240,076
		1,434,508
TOTAL SOUTH KOREA		4,541,329

TAIWAN — 19.4%
Communication Services — 0.7%
International Games System	11,000	272,441

Information Technology — 18.7%
AP Memory Technology	9,000	281,952
Nanya Technology *	74,000	1,051,120
Powerchip Semiconductor Manufacturing *	345,000	863,136
Taiwan Semiconductor Manufacturing	13,000	983,473
United Microelectronics	276,000	1,425,204
Vanguard International Semiconductor	157,000	1,064,524
VisEra Technologies	13,000	209,345
Win Semiconductors	13,000	173,842
WNC	26,000	211,793
WPG Holdings	73,000	245,193
WT Microelectronics	100,000	671,762
		7,181,344
TOTAL TAIWAN		7,453,785

UNITED ARAB EMIRATES — 1.2%
Consumer Discretionary — 0.6%
Talabat Holding	693,223	232,160

Information Technology — 0.6%
Presight AI Holding *	239,581	228,312

TOTAL UNITED ARAB EMIRATES		460,472

UNITED STATES — 0.7%
Information Technology — 0.7%
InterDigital	932	263,877
TOTAL UNITED STATES		263,877

TOTAL COMMON STOCK (Cost $36,152,551)		31,700,297

TOTAL INVESTMENTS — 82.4% (Cost $36,152,551)		31,700,297
OTHER ASSETS LESS LIABILITIES – 17.6%		6,776,268
NET ASSETS - 100%		$38,476,565

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-007-1800

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.2% ‡
CHINA — 99.2%
Consumer Discretionary — 32.7%
BAIC BluePark New Energy Technology, Cl A *	275,100	$197,368
BYD, Cl A	37,700	442,647
BYD, Cl H	425,800	3,933,820
Li Auto, Cl A *	471,100	2,768,191
NIO, Cl A *	677,570	3,347,219
Seres Group, Cl A	70,500	636,141
Tianneng Power International	486,000	292,515
XPeng, Cl A *	484,600	3,129,920
Yadea Group Holdings	838,694	952,910
Zhejiang Leapmotor Technology, Cl H *	366,400	1,610,991
		17,311,722
Industrials — 31.0%
Beijing-Shanghai High Speed Railway, Cl A	2,114,400	1,411,054
China Conch Venture Holdings	1,032,000	1,431,789
China Everbright Environment Group	2,542,216	1,478,249
Contemporary Amperex Technology, Cl A	48,250	2,793,567
Contemporary Amperex Technology, Cl H	31,900	2,855,605
Dynagreen Environmental Protection Group, Cl H	276,000	178,086
Goldwind Science & Technology, Cl A	149,035	524,740
Gotion High-tech, Cl A	78,400	317,735
NARI Technology, Cl A	347,100	1,168,420
Ningbo Deye Technology, Cl A	55,013	860,530
Ningbo Sanxing Medical Electric, Cl A	60,700	133,597
REPT BATTERO Energy, Cl H *	252,200	434,160
Sungrow Power Supply, Cl A	89,560	2,098,090
Xinte Energy, Cl H *	270,800	135,019
Zhejiang Chint Electrics, Cl A	92,800	342,737
Zhejiang Weiming Environment Protection, Cl A	88,679	200,925
		16,364,303
Information Technology — 14.3%
CSI Solar, Cl A	157,448	250,970
GDS Holdings, Cl A *	536,100	1,930,549
Hangzhou First Applied Material, Cl A	112,700	278,762
JA Solar Technology, Cl A *	142,968	170,601
Jinko Solar, Cl A *	443,822	310,571
JinkoSolar Holding ADR	20,938	351,758
Kingsoft Cloud Holdings *	1,876,000	1,109,996
LONGi Green Energy Technology, Cl A *	327,446	632,895
TCL Zhonghuan Renewable Energy Technology, Cl A *	174,700	309,354
Trina Solar, Cl A *	101,240	210,594
Tuya ADR	185,757	326,932
Vnet Group ADR, Cl A *	100,646	809,194

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xinyi Solar Holdings	3,291,588	$864,655
		7,556,831
Utilities — 21.2%
Beijing Enterprises Water Group	2,892,500	833,589
CGN Power, Cl H	6,454,000	2,205,638
China Datang Renewable Power, Cl H	1,710,000	270,389
China Longyuan Power Group, Cl H	1,790,800	1,141,793
China National Nuclear Power, Cl A	888,900	1,182,494
China Power International Development	2,671,000	933,243
China Three Gorges Renewables Group, Cl A	1,235,400	675,211
China Yangtze Power, Cl A	705,500	2,751,117
SDIC Power Holdings, Cl A	317,100	621,774
Sichuan Chuantou Energy, Cl A	210,600	439,629
Xinyi Energy Holdings	1,504,000	170,690
		11,225,567
TOTAL CHINA		52,458,423

TOTAL COMMON STOCK (Cost $54,919,343)		52,458,423

TOTAL INVESTMENTS — 99.2% (Cost $54,919,343)		52,458,423
OTHER ASSETS LESS LIABILITIES – 0.8%		447,653
NET ASSETS - 100%		$52,906,076

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-008-1800

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 95.4% ‡
AUSTRALIA — 7.2%
Materials — 7.2%
Arafura Rare Earths *	780,261	$132,438
IGO *	160,738	820,717
Lynas Rare Earths *	187,022	2,340,010
Mineral Resources *	19,891	855,354
PLS Group *	544,944	1,895,234
TOTAL AUSTRALIA		6,043,753

BELGIUM — 1.4%
Materials — 1.4%
Umicore	49,535	1,146,261
TOTAL BELGIUM		1,146,261

CANADA — 0.3%
Materials — 0.3%
Lithium Americas *	74,342	286,102
TOTAL CANADA		286,102

CHINA — 43.8%
Consumer Discretionary — 18.6%
BAIC BluePark New Energy Technology, Cl A *	376,500	270,117
BYD, Cl A	267,700	3,143,148
Chongqing Changan Automobile, Cl A	500,900	529,089
Geely Automobile Holdings	889,000	1,911,304
Guangzhou Automobile Group, Cl H *	492,000	130,496
Hesai Group ADR *(A)	28,613	521,329
Huizhou Desay Sv Automotive, Cl A	35,900	431,033
Li Auto, Cl A *	265,600	1,560,670
NIO, Cl A *	408,830	2,019,634
SAIC Motor, Cl A	529,400	761,188
Seres Group, Cl A	99,300	896,011
Shenzhen Kedali Industry, Cl A	16,436	458,358
WeRide ADR *(A)	50,760	295,423
XPeng, Cl A *	268,300	1,732,888
Yadea Group Holdings	246,000	279,501
Zhejiang Leapmotor Technology, Cl H *	148,500	652,926
		15,593,115
Industrials — 10.6%
Beijing Easpring Material Technology, Cl A	30,700	217,270
China Baoan Group, Cl A	150,507	138,135
CNGR Advanced Material, Cl A	53,670	345,914
Contemporary Amperex Technology, Cl A	60,020	3,475,024
Eve Energy, Cl A	121,960	1,168,394

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Farasis Energy Gan Zhou, Cl A *	70,690	$109,347
GEM, Cl A	294,940	287,206
Gotion High-tech, Cl A	103,989	421,440
Guangzhou Great Power Energy & Technology, Cl A	29,100	355,176
Hunan Yuneng New Energy Battery Material, Cl A	49,100	548,794
Qingdao TGOOD Electric, Cl A	63,100	351,661
Wuxi Lead Intelligent Equipment, Cl A	90,400	542,293
Zhejiang Huayou Cobalt, Cl A	110,263	783,926
Zhongshan Broad Ocean Motor, Cl A	146,300	161,646
		8,906,226
Information Technology — 5.2%
Horizon Robotics, Cl B *	1,875,000	975,510
NavInfo, Cl A *	134,500	128,199
Pony AI ADR *(A)	43,827	304,598
RoboSense Technology *(A)	74,000	209,675
Xiaomi, Cl B *	972,200	2,682,769
		4,300,751
Materials — 9.4%
Chengxin Lithium Group, Cl A *	48,700	321,629
CMOC Group, Cl A	868,900	2,246,493
Ganfeng Lithium Group, Cl A	88,157	849,362
Guangzhou Tinci Materials Technology, Cl A	118,394	897,025
Ningbo Shanshan, Cl A *	130,000	259,502
Shanghai Putailai New Energy Technology Group, Cl A	122,399	521,656
Shenzhen Senior Technology Material, Cl A	72,300	199,390
Tianqi Lithium, Cl A *	81,600	737,141
Xiamen Tungsten, Cl A	87,051	1,092,626
Youngy, Cl A	14,400	189,652
Yunnan Energy New Material Group, Cl A *	56,600	557,912
		7,872,388
TOTAL CHINA		36,672,480

GERMANY — 3.4%
Consumer Discretionary — 3.4%
Bayerische Motoren Werke	43,311	2,835,374
TOTAL GERMANY		2,835,374

HONG KONG — 0.3%
Consumer Discretionary — 0.3%
CALB Group, Cl H *	83,500	249,583
TOTAL HONG KONG		249,583

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDONESIA — 0.4%
Materials — 0.4%
Aneka Tambang	1,514,242	$219,345
Vale Indonesia	389,300	89,704
TOTAL INDONESIA		309,049

ISRAEL — 0.4%
Consumer Discretionary — 0.4%
Mobileye Global, Cl A *	36,368	352,042
TOTAL ISRAEL		352,042

JAPAN — 6.6%
Consumer Discretionary — 5.5%
Panasonic Holdings	165,700	4,589,949

Industrials — 1.1%
Nidec *	55,700	906,485

TOTAL JAPAN		5,496,434

SINGAPORE — 5.4%
Information Technology — 5.4%
STMicroelectronics	61,833	4,559,040
TOTAL SINGAPORE		4,559,040

SOUTH KOREA — 7.7%
Industrials — 4.3%
Ecopro	10,471	963,091
L&F *	5,362	385,892
LG Energy Solution *	6,424	1,500,993
POSCO Future M	6,512	738,080
		3,588,056
Information Technology — 3.4%
Samsung SDI *	9,236	2,903,203

TOTAL SOUTH KOREA		6,491,259

SWEDEN — 0.3%
Consumer Discretionary — 0.3%
Volvo Car, Cl B *	132,282	257,370
TOTAL SWEDEN		257,370

UNITED KINGDOM — 0.2%
Industrials — 0.2%
ITM Power *	101,275	177,296
TOTAL UNITED KINGDOM		177,296

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 18.0%
Consumer Discretionary — 8.8%
Lucid Group, Cl A *(A)	30,082	$201,245
Rivian Automotive, Cl A *	182,296	3,162,835
Solid Power *	43,183	111,844
Tesla *	9,206	3,872,044
		7,347,968
Industrials — 1.1%
Plug Power *	326,741	885,468

Information Technology — 3.6%
Ambarella *	9,230	791,934
Aurora Innovation, Cl A *	331,797	2,262,856
		3,054,790
Materials — 4.5%
Albemarle	13,341	1,801,435
MP Materials *	35,927	2,012,271
		3,813,706
TOTAL UNITED STATES		15,101,932

TOTAL COMMON STOCK (Cost $79,348,354)		79,977,975

PREFERRED STOCK — 3.8%
CHILE — 2.4%
Materials — 2.4%
Sociedad Quimica y Minera de Chile (B)	27,481	2,040,001

GERMANY — 1.4%
Consumer Discretionary — 1.4%
Dr Ing hc F Porsche (B)	23,341	1,161,099

TOTAL PREFERRED STOCK (Cost $3,757,199)		3,201,100

SHORT-TERM INVESTMENT — 1.5%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.570% (C)(D)	1,242,219	1,242,219
TOTAL SHORT-TERM INVESTMENT (Cost $1,242,219)		1,242,219

TOTAL INVESTMENTS — 100.7% (Cost $84,347,772)		84,421,294
OTHER ASSETS LESS LIABILITIES – (0.7)%		(584,814)
NET ASSETS - 100%		$83,836,480

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2026.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of June 30, 2026.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2026 was $1,242,219.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-009-1700

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA — 96.4%
Health Care — 96.4%
3SBio	822,500	$1,771,479
Aier Eye Hospital Group, Cl A	1,227,963	1,494,251
Akeso *(A)	236,000	2,649,792
APT Medical, Cl A	18,599	497,471
Beijing Tong Ren Tang, Cl A	180,490	614,485
Beijing Wantai Biological Pharmacy Enterprise, Cl A *	120,442	478,539
BeOne Medicines, Cl H *	289,918	6,299,632
Changchun High-Tech Industry Group, Cl A	53,708	526,952
China Resources Sanjiu Medical & Pharmaceutical, Cl A	220,711	731,260
Chongqing Zhifei Biological Products, Cl A *	315,472	543,292
CSPC Innovation Pharmaceutical, Cl A *	131,757	528,542
CSPC Pharmaceutical Group	2,948,889	2,620,967
Genscript Biotech *	508,000	792,247
Haisco Pharmaceutical Group, Cl A	114,500	1,119,023
Hangzhou Tigermed Consulting, Cl A	45,850	324,219
Hansoh Pharmaceutical Group	538,000	2,032,066
Hebei Changshan Biochemical Pharmaceutical, Cl A *	116,500	401,949
Huadong Medicine, Cl A	233,941	969,125
Imeik Technology Development, Cl A	39,840	511,793
Innovent Biologics *	617,500	6,267,876
Jiangsu Hengrui Pharmaceuticals, Cl A	426,408	3,269,044
Legend Biotech ADR *	31,488	909,373
Pharmaron Beijing, Cl A	191,875	817,758
Remegen, Cl A *	46,717	896,487
Remegen, Cl H *	79,000	748,491
Shanghai Allist Pharmaceuticals, Cl A	59,328	954,422
Shanghai Fosun Pharmaceutical Group, Cl A	280,129	927,298
Shanghai Pharmaceuticals Holding, Cl A	367,012	832,644
Shanghai RAAS Blood Products, Cl A	876,134	560,168
Shanghai United Imaging Healthcare, Cl A	108,508	1,618,189
Shenzhen Mindray Bio-Medical Electronics, Cl A	152,155	3,044,669
Shenzhen New Industries Biomedical Engineering, Cl A	103,900	642,870
Shenzhen Salubris Pharmaceuticals, Cl A	147,665	693,729
Sichuan Biokin Pharmaceutical, Cl A *	32,322	1,400,064
Sichuan Kelun Pharmaceutical, Cl A	207,515	1,177,590
Sichuan Kelun-Biotech Biopharmaceutical, Cl H *	23,700	1,318,270
Sinopharm Group, Cl H	586,800	1,190,504
WuXi AppTec, Cl A	224,720	4,121,963
WuXi AppTec, Cl H	121,784	2,386,901
Wuxi Biologics Cayman *	1,212,635	5,350,281
WuXi XDC Cayman *	132,500	963,922
XtalPi Holdings *(A)	727,000	709,196
Yunnan Baiyao Group, Cl A	235,223	1,641,502

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI All China Health Care Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Zhangzhou Pientzehuang Pharmaceutical, Cl A	80,134	$1,290,078
TOTAL CHINA		68,640,373

HONG KONG — 3.4%
Health Care — 3.4%
Sino Biopharmaceutical	4,287,750	2,411,229
TOTAL HONG KONG		2,411,229

TOTAL COMMON STOCK (Cost $72,238,738)		71,051,602

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(B)	103,989	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT — 3.5%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.570% (C)(D)	2,526,804	2,526,804
TOTAL SHORT-TERM INVESTMENT (Cost $2,526,804)		2,526,804

TOTAL INVESTMENTS — 103.3% (Cost $74,765,542)		73,578,406
OTHER ASSETS LESS LIABILITIES – (3.3)%		(2,350,563)
NET ASSETS - 100%		$71,227,843

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2026.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of June 30, 2026.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2026 was $2,526,804.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-010-1700

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Asia Pacific High Income USD Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 91.8%
AUSTRALIA — 2.6%
Financials — 2.6%
Australian Metcoal Financing Pty
6.750%, 04/22/2034 (A)	$200,000	$206,366
6.250%, 10/22/2031 (A)	200,000	203,697
TOTAL AUSTRALIA		410,063

CHINA — 17.3%
Consumer Discretionary — 5.1%
Fortune Star BVI
6.800%, 09/09/2029	200,000	197,789
5.050%, 01/27/2027	400,000	395,652
Health & Happiness H&H International Holdings
9.125%, 07/24/2028	200,000	208,999
		802,440
Real Estate — 10.9%
Central Plaza Development
6.800%, 04/07/2029	200,000	199,548
Franshion Brilliant
4.250%, 07/23/2029	200,000	184,223
GLP China Holdings, MTN
7.750%, 04/30/2029	200,000	170,480
Greentown China Holdings
8.450%, 02/24/2028	200,000	201,374
7.000%, 05/19/2029	200,000	194,290
Longfor Group Holdings
3.950%, 09/16/2029	200,000	167,574
3.375%, 04/13/2027	200,000	191,372
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	200,000	198,241
Shui On Development Holding
9.750%, 01/26/2029	200,000	202,516
		1,709,618
Utilities — 1.3%
China Oil & Gas Group
7.000%, 02/04/2029	200,000	194,993

TOTAL CHINA		2,707,051

HONG KONG — 11.2%
Communication Services — 1.3%
Cas Capital No. 2
6.250%, H15T5Y + 2.533% (B)(C)	200,000	201,000

Consumer Discretionary — 3.9%
Li & Fung
8.375%, 02/05/2029	200,000	203,821

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary (continued)
Melco Resorts Finance
7.625%, 04/17/2032	$200,000	$204,954
6.500%, 09/24/2033	200,000	196,147
		604,922
Financials — 2.5%
CS Treasury Management Services
9.000% (C)	384,140	395,483

Real Estate — 3.5%
NWD, MTN
8.625%, 02/08/2028	200,000	193,624
4.500%, 05/19/2030	200,000	166,949
NWD Finance BVI
12.179%, H15T5Y + 7.889% (C)	200,000	185,992
		546,565
TOTAL HONG KONG		1,747,970

INDIA — 22.5%
Energy — 1.2%
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	193,475

Financials — 10.9%
Axis Bank, MTN
6.875%, H15T5Y + 2.596% (B)(C)	200,000	200,831
IIFL Finance
8.750%, 07/24/2028	200,000	205,901
IIFL Finance, MTN
7.600%, 09/10/2029 (A)	200,000	201,060
Manappuram Finance, MTN
7.375%, 05/12/2028	180,000	181,940
Muthoot Finance, MTN
6.375%, 04/23/2029	200,000	200,317
Piramal Finance, MTN
7.800%, 01/29/2028	250,000	254,604
Sammaan Capital
8.950%, 08/28/2028	250,000	259,627
7.500%, 10/16/2030	200,000	202,288
		1,706,568
Materials — 9.1%
Vedanta Resources Finance II PLC
10.875%, 09/17/2029	200,000	212,596
9.475%, 07/24/2030	200,000	202,386
9.125%, 10/15/2032	200,000	205,022
7.750%, 07/13/2037	200,000	198,876
7.750%, 07/13/2037 (A)	200,000	198,876

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Materials (continued)
7.000%, 07/13/2032	$200,000	$199,066
7.000%, 07/13/2032 (A)	200,000	199,066
		1,415,888
Utilities — 1.3%
Renew Treasury Ifsc Pvt
6.500%, 02/02/2031	200,000	197,941

TOTAL INDIA		3,513,872

INDONESIA — 5.8%
Energy — 4.5%
Indika Energy
8.750%, 05/07/2029	250,000	252,872
Medco Cypress Tree Pte
8.625%, 05/19/2030	250,000	260,618
Sorik Marapi Geothermal Power
7.750%, 08/05/2031	186,660	187,300
		700,790
Financials — 1.3%
Bank Negara Indonesia Persero
7.150%, H15T5Y + 3.260% (B)(C)	200,000	199,500

TOTAL INDONESIA		900,290

JAPAN — 1.3%
Information Technology — 1.3%
Rakuten Group
8.125%, H15T5Y + 4.250% (B)(C)	200,000	205,420

MACAU — 5.4%
Consumer Discretionary — 5.4%
Studio City Finance
6.500%, 01/15/2028	200,000	199,726
Wynn Macau
6.750%, 02/15/2034	200,000	199,082
5.625%, 08/26/2028	250,000	248,538
5.125%, 12/15/2029	200,000	195,966
TOTAL MACAU		843,312

MALAYSIA — 1.2%
Financials — 1.2%
Gohl Capital Holdings
7.625%, H15T5Y + 3.710% (B)(C)	200,000	193,109

MONGOLIA — 8.1%
Energy — 1.3%
Mongolian Mining
8.440%, 04/03/2030	200,000	203,784

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials — 6.8%
Golomt Bank
7.950%, 05/14/2029 (A)	$400,000	$402,420
State Bank JSC
8.900%, 09/25/2028	250,000	251,137
Trade & Development Bank of Mongolia
8.500%, 12/23/2027	400,000	402,834
		1,056,391
TOTAL MONGOLIA		1,260,175

PHILIPPINES — 5.1%
Energy — 1.3%
Petron
7.350%, H15T3Y + 6.325% (B)(C)	200,000	202,365

Utilities — 3.8%
San Miguel Global Power Holdings
8.875%, H15T5Y + 7.102% (B)(C)	200,000	200,471
8.750%, H15T5Y + 7.732% (B)(C)	200,000	202,340
8.125%, H15T5Y + 6.404% (B)(C)	200,000	198,494
		601,305
TOTAL PHILIPPINES		803,670

SINGAPORE — 1.1%
Real Estate — 1.1%
GLP Pte
9.750%, 05/20/2028	200,000	169,351

THAILAND — 5.4%
Energy — 1.3%
Thaioil Treasury Center, MTN
6.100%, H15T5Y + 2.375% (B)(C)	200,000	195,772

Financials — 1.6%
Muangthai Capital
7.550%, 07/21/2030	250,000	254,666

Materials — 2.5%
GC Treasury Center
7.125%, H15T5Y + 3.162% (B)(C)	200,000	198,239
6.500%, H15T5Y + 2.815% (B)(C)	200,000	197,989
		396,228
TOTAL THAILAND		846,666

UNITED KINGDOM — 4.8%
Financials — 4.8%
Standard Chartered PLC
7.625%, H15T5Y + 3.023% (B)(C)	200,000	210,387
7.000%, H15T5Y + 2.672% (A)(B)(C)	350,000	352,614
4.750%, H15T5Y + 3.805% (B)(C)	200,000	188,187

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
TOTAL UNITED KINGDOM		$751,188

TOTAL CORPORATE OBLIGATIONS (Cost $14,127,806)		14,352,137

SOVEREIGN DEBT — 5.1%
PAKISTAN — 5.1%
Pakistan Government International Bond
7.875%, 03/31/2036	$200,000	199,928
7.375%, 04/08/2031	200,000	201,289
6.975%, 04/24/2029 (A)	200,000	200,137
6.875%, 12/05/2027	200,000	201,537
		802,891
TOTAL SOVEREIGN DEBT (Cost $788,229)		802,891

CONVERTIBLE BONDS — 3.7%
CHINA — 1.1%
Consumer Discretionary — 1.1%
Alibaba Group Holding CV to 5.2248
0.000%, 09/15/2032 (D)	200,000	177,500

HONG KONG — 1.2%
Materials — 1.2%
Jinkai Investment Holdings CV to 12454.4294
0.000%, 02/05/2031 (D)	200,000	180,000

TAIWAN — 1.4%
Industrials — 1.4%
Hon Hai Precision Industry CV to 11139.3369
0.000%, 10/24/2029 (D)	200,000	211,060

TOTAL CONVERTIBLE BONDS (Cost $603,560)		568,560

TOTAL INVESTMENTS — 100.6% (Cost $15,519,595)		15,723,588
OTHER ASSETS LESS LIABILITIES – (0.6)%		(91,407)
NET ASSETS - 100%		$15,632,181

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of June 30, 2026 was $1,964,236 and represented 12.6% of the Net Assets of the Fund.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Perpetual security with no stated maturity date.
(D)	Zero coupon security.

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Asia Pacific High Income USD Bond ETF (concluded)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-012-1700

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 97.1% ‡
BRAZIL — 3.7%
Communication Services — 0.1%
Telefonica Brasil	20,961	$137,484

Consumer Staples — 0.3%
Ambev	96,700	304,339
Raia Drogasil	26,551	86,231
		390,570
Energy — 0.6%
Petroleo Brasileiro - Petrobras	80,400	648,985
Ultrapar Participacoes	23,300	117,311
		766,296
Financials — 1.0%
B3 - Brasil Bolsa Balcao	106,600	299,249
Banco Bradesco	51,387	156,565
Banco do Brasil	46,800	180,022
BB Seguridade Participacoes	13,100	99,137
NU Holdings, Cl A *	43,927	586,865
		1,321,838
Industrials — 0.5%
Localiza Rent a Car	26,620	213,641
Motiva Infraestrutura de Mobilidade	20,600	58,187
Rumo	20,600	53,450
WEG	30,900	280,049
		605,327
Materials — 0.8%
Klabin	13,943	45,095
Suzano	15,500	119,036
Vale	64,800	975,014
		1,139,145
Utilities — 0.4%
Axia Energia	19,503	204,909
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	26,605	152,351
Equatorial	23,300	175,292
		532,552
TOTAL BRAZIL		4,893,212

CHILE — 0.6%
Consumer Discretionary — 0.1%
Empresas Copec	6,864	42,810
Falabella	13,243	82,667
		125,477

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.3%
Banco de Chile	1,170,227	$229,072
Banco de Credito e Inversiones	1,141	74,948
Banco Santander Chile	1,166,953	95,548
		399,568
Industrials — 0.1%
Latam Airlines Group	4,070,763	118,358

Utilities — 0.1%
Enel Chile	1,259,705	110,657

TOTAL CHILE		754,060

COLOMBIA — 0.2%
Financials — 0.2%
Grupo Cibest	12,964	293,268
TOTAL COLOMBIA		293,268

CZECHIA — 0.2%
Financials — 0.1%
Komercni Banka	3,484	159,626

Utilities — 0.1%
CEZ	2,705	158,279

TOTAL CZECHIA		317,905

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank - Egypt (CIB)	51,009	132,216
TOTAL EGYPT		132,216

GREECE — 0.3%
Communication Services — 0.0%
Hellenic Telecommunications Organization	4,061	90,213

Consumer Discretionary — 0.3%
Allwyn	11,035	175,619
JUMBO	7,429	190,596
		366,215
TOTAL GREECE		456,428

HUNGARY — 0.6%
Energy — 0.1%
MOL Hungarian Oil & Gas	6,327	75,197

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
OTP Bank NYRT	3,874	$571,804

Health Care — 0.1%
Richter Gedeon NYRT	3,121	120,804

TOTAL HUNGARY		767,805

INDIA — 14.4%
Communication Services — 0.7%
Bharti Airtel	48,365	946,262

Consumer Discretionary — 1.6%
Bajaj Auto	1,439	147,702
Eicher Motors	2,730	204,003
Eternal *	123,478	345,159
Mahindra & Mahindra	16,281	527,824
Maruti Suzuki India	2,631	392,320
Tata Motors	31,910	142,579
Tata Motors Passenger Vehicles Limited	31,910	118,729
Titan	6,181	287,571
		2,165,887
Consumer Staples — 0.8%
Dabur India	29,585	131,956
Godrej Consumer Products	16,068	171,444
Hindustan Unilever	15,916	356,156
ITC	76,569	232,112
Nestle India	14,162	210,234
		1,101,902
Energy — 1.4%
Bharat Petroleum	36,260	116,278
Indian Oil	106,495	156,808
Oil & Natural Gas Corp	77,821	193,116
Reliance Industries	97,487	1,332,560
Vedanta Oil and Gas *	23,181	7,895
		1,806,657
Financials — 3.6%
Axis Bank	48,507	689,592
Bajaj Finance	44,410	471,387
Bajaj Finserv	8,895	167,284
HDFC Bank	131,293	1,106,768
HDFC Life Insurance	17,658	107,421
ICICI Bank	81,788	1,188,214
IndusInd Bank	4,950	48,329
Jio Financial Services	38,507	96,183

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Kotak Mahindra Bank	116,960	$484,663
State Bank of India	38,271	415,181
		4,775,022
Health Care — 0.6%
Aurobindo Pharma	9,023	150,484
Cipla	10,410	161,156
Dr Reddy’s Laboratories	10,007	143,468
Sun Pharmaceutical Industries	19,107	375,948
		831,056
Industrials — 2.6%
Adani Enterprises	8,052	258,253
Adani Ports & Special Economic Zone	23,800	455,138
Bharat Electronics	114,752	499,213
CG Power & Industrial Solutions	35,557	357,659
Cummins India	6,205	370,987
Hindustan Aeronautics	6,857	317,370
InterGlobe Aviation	7,512	426,030
Larsen & Toubro	12,668	554,503
Suzlon Energy *	308,213	191,781
		3,430,934
Information Technology — 1.2%
HCL Technologies	22,971	260,095
Infosys ADR	67,568	708,789
Tata Consultancy Services	16,698	358,361
Tech Mahindra	13,193	195,779
Wipro	63,786	114,818
		1,637,842
Materials — 1.4%
Asian Paints	8,551	238,096
Grasim Industries	5,763	188,734
Hindalco Industries	35,608	359,846
JSW Steel	15,105	195,701
Tata Steel	180,262	358,129
UltraTech Cement	2,051	243,822
UPL	9,498	57,314
Vedanta	23,181	68,753
Vedanta Aluminium Metal *(A)	23,181	109,823
Vedanta Iron and Steel *(A)	23,181	8,635
		1,828,853
Utilities — 0.5%
GAIL India	53,626	98,268
NTPC	85,572	322,414

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Power Grid Corp of India	83,745	$253,291
Vedanta Power *(A)	23,181	9,864
		683,837
TOTAL INDIA		19,208,252

INDONESIA — 0.9%
Communication Services — 0.1%
Telkom Indonesia Persero	1,172,600	154,117

Consumer Staples — 0.0%
Charoen Pokphand Indonesia	160,200	30,463

Energy — 0.1%
United Tractors	111,700	143,686

Financials — 0.6%
Bank Central Asia	1,108,800	344,175
Bank Mandiri Persero	916,400	197,323
Bank Negara Indonesia Persero	341,900	60,425
Bank Rakyat Indonesia Persero	1,273,900	194,505
		796,428
Industrials — 0.1%
Astra International	509,100	128,698

TOTAL INDONESIA		1,253,392

MALAYSIA — 1.5%
Communication Services — 0.1%
CelcomDigi Bhd	75,700	49,569
Maxis	148,900	123,429
		172,998
Consumer Staples — 0.1%
SD Guthrie	57,300	84,035

Financials — 0.9%
CIMB Group Holdings	209,555	380,822
Hong Leong Bank	13,200	69,278
Malayan Banking	142,716	377,309
Public Bank	329,800	388,238
		1,215,647
Health Care — 0.1%
IHH Healthcare	49,500	101,974

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.0%
Petronas Chemicals Group	75,700	$75,190

Utilities — 0.3%
Petronas Gas	12,900	55,302
Tenaga Nasional	93,800	328,501
		383,803
TOTAL MALAYSIA		2,033,647

MEXICO — 3.1%
Communication Services — 0.4%
America Movil	399,600	517,974

Consumer Staples — 0.7%
Fomento Economico Mexicano	41,800	533,332
Grupo Bimbo, Ser A	28,300	92,559
Wal-Mart de Mexico	109,000	320,442
		946,333
Financials — 0.5%
Grupo Financiero Banorte, Cl O	57,300	605,243
Grupo Financiero Inbursa, Cl O	38,600	91,807
		697,050
Industrials — 0.4%
Grupo Aeroportuario del Pacifico, Cl B	10,490	265,501
Grupo Aeroportuario del Sureste, Cl B	6,700	204,872
		470,373
Materials — 1.0%
Cemex	317,700	381,813
Grupo Mexico	57,300	650,069
Southern Copper	1,957	341,027
		1,372,909
Real Estate — 0.1%
Fibra Uno Administracion †	71,300	122,290

TOTAL MEXICO		4,126,929

PERU — 0.6%
Financials — 0.4%
Credicorp	1,376	536,062

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	7,419	217,303

TOTAL PERU		753,365

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PHILIPPINES — 0.4%
Financials — 0.1%
BDO Unibank	69,549	$134,293

Industrials — 0.1%
Ayala	8,110	55,238
SM Investments	8,110	77,968
		133,206
Real Estate — 0.2%
Ayala Land	281,700	67,935
SM Prime Holdings	384,400	113,372
		181,307
Utilities — 0.0%
Manila Electric	3,490	32,415

TOTAL PHILIPPINES		481,221

POLAND — 1.6%
Communication Services — 0.1%
CD Projekt	1,533	91,519

Consumer Discretionary — 0.2%
LPP	70	340,423

Energy — 0.2%
ORLEN	7,139	240,445

Financials — 0.9%
Bank Polska Kasa Opieki	4,214	256,505
Erste Bank Polska	818	140,278
Powszechna Kasa Oszczednosci Bank Polski	21,061	577,898
Powszechny Zaklad Ubezpieczen	15,298	267,064
		1,241,745
Materials — 0.2%
KGHM Polska Miedz	2,936	258,736

TOTAL POLAND		2,172,868

QATAR — 0.7%
Financials — 0.6%
AlRayan Bank	99,748	56,271
Qatar Islamic Bank QPSC	29,248	175,520
Qatar National Bank	103,694	491,272
		723,063

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.1%
Industries Qatar	46,523	$140,553

TOTAL QATAR		863,616

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	23,857	213,199
TOTAL ROMANIA		213,199

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR (A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR *(A)(B)	915	—

Energy — 0.0%
Gazprom PJSC *(A)(B)	89,700	—
LUKOIL PJSC *(A)(B)	3,729	—
Novatek PJSC GDR *(A)(B)	756	—
Rosneft Oil PJSC *(A)(B)	10,270	—
Tatneft PJSC *(A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC *(A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC *(A)(B)	18,910	—
GMK Norilskiy Nickel PAO *(A)(B)	67,000	—
Novolipetsk Steel PJSC *(A)(B)	8,860	—
Severstal PAO *(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 3.3%
Communication Services — 0.2%
MTN Group	14,411	200,347

Consumer Discretionary — 0.8%
Naspers, Cl N	19,801	991,403

Financials — 1.7%
Absa Group	15,306	212,846
Capitec Bank Holdings	1,440	417,339
Discovery	23,656	381,368
FirstRand	56,767	336,862

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Nedbank Group	16,059	$264,498
Remgro	18,612	223,707
Sanlam	31,021	166,991
Standard Bank Group	15,248	300,560
		2,304,171
Industrials — 0.1%
Bidvest Group	12,477	182,298

Materials — 0.5%
Gold Fields	10,037	337,394
Harmony Gold Mining	9,437	143,945
Sasol *	11,859	116,969
Valterra Platinum	1,492	100,717
		699,025
TOTAL SOUTH AFRICA		4,377,244

SOUTH KOREA — 29.3%
Communication Services — 0.4%
NAVER	4,161	534,460

Consumer Discretionary — 1.8%
Hyundai Mobis	1,463	472,149
Hyundai Motor	2,633	841,241
Kia	7,567	674,011
LG Electronics	3,531	462,656
		2,450,057
Consumer Staples — 0.3%
Amorepacific	896	61,129
KT&G	3,586	392,787
		453,916
Energy — 0.3%
HD Hyundai	2,235	287,796
SK Innovation *	1,384	84,775
S-Oil	792	54,391
		426,962
Financials — 3.0%
DB Insurance	869	75,104
Hana Financial Group	11,181	827,046
Industrial Bank of Korea	4,446	57,107
KB Financial Group	7,937	814,550
Samsung Fire & Marine Insurance	1,156	461,117
Samsung Life Insurance	2,681	693,914
Shinhan Financial Group	9,766	603,875

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Woori Financial Group	26,257	$491,482
		4,024,195
Health Care — 0.6%
Celltrion	4,829	540,114
Samsung Biologics *	240	215,478
		755,592
Industrials — 5.2%
Doosan Enerbility *	14,030	786,035
Hanwha Aerospace	1,065	683,970
HD Korea Shipbuilding & Offshore Engineering	659	148,874
Hyundai Glovis	3,011	355,847
Korea Aerospace Industries	3,874	366,071
LG	4,650	292,032
LG Energy Solution *	1,054	246,271
Samsung C&T	2,482	750,544
Samsung Heavy Industries *	24,021	361,253
SK	998	537,231
SK Square	2,149	2,353,871
		6,881,999
Information Technology — 16.8%
LG Display *	3,772	28,072
Samsung Electro-Mechanics	1,699	2,395,027
Samsung Electronics	47,956	10,338,413
Samsung SDI *	1,152	362,115
Samsung SDS	605	74,507
SK hynix	5,421	9,272,349
		22,470,483
Materials — 0.7%
LG Chem	1,755	317,176
POSCO Holdings	3,123	638,992
		956,168
Utilities — 0.2%
Korea Electric Power	10,831	258,663

TOTAL SOUTH KOREA		39,212,495

TAIWAN — 32.1%
Communication Services — 0.7%
Chunghwa Telecom	87,000	386,436
Far EasTone Telecommunications	78,000	257,090
Taiwan Mobile	76,000	277,934
		921,460

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 0.2%
Uni-President Enterprises	117,000	$273,618

Financials — 4.3%
Cathay Financial Holding	156,000	481,371
Chailease Holding	53,379	196,884
Chang Hwa Commercial Bank	435,346	327,980
CTBC Financial Holding	233,000	519,297
E.Sun Financial Holding	202,185	218,645
First Financial Holding	345,306	354,991
Fubon Financial Holding	170,735	694,054
Hua Nan Financial Holdings	267,042	318,541
KGI Financial Holding	471,420	424,709
Mega Financial Holding	217,516	314,771
Shanghai Commercial & Savings Bank	159,000	213,121
SinoPac Financial Holdings	191,269	239,563
Taiwan Business Bank	578,000	322,054
Taiwan Cooperative Financial Holding	313,568	244,602
TS Financial Holding	369,312	385,467
Yuanta Financial Holding	228,589	471,437
		5,727,487
Information Technology — 25.5%
Accton Technology	23,000	1,801,359
ASE Technology Holding	46,000	981,903
Asustek Computer	7,000	153,815
Delta Electronics	28,000	1,713,936
Elite Material	2,000	338,393
Hon Hai Precision Industry	158,000	1,244,895
Innolux	235,400	507,651
King Slide Works	1,000	231,036
Lite-On Technology	69,000	480,844
MediaTek	26,000	3,464,599
Novatek Microelectronics	19,000	319,087
Pegatron	79,000	207,813
Quanta Computer	49,000	566,038
Taiwan Semiconductor Manufacturing	269,000	20,350,321
United Microelectronics	206,000	1,063,739
Wistron	71,000	353,256
Wiwynn	2,000	290,993
		34,069,678
Materials — 1.4%
China Steel	339,000	200,060
Formosa Chemicals & Fibre	78,000	133,687
Formosa Plastics	103,000	176,212
Nan Ya Plastics	253,000	1,322,320

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
TCC Group Holdings	153,404	$115,812
		1,948,091
TOTAL TAIWAN		42,940,334

THAILAND — 1.1%
Communication Services — 0.2%
Advanced Info Service NVDR	25,300	279,499

Consumer Staples — 0.1%
CP ALL NVDR	126,200	177,597

Energy — 0.3%
PTT NVDR	268,300	286,710
PTT Exploration & Production NVDR	36,600	147,632
		434,342
Health Care — 0.1%
Bangkok Dusit Medical Services NVDR	229,900	133,564

Industrials — 0.2%
Airports of Thailand NVDR	110,000	212,745

Materials — 0.1%
Siam Cement NVDR	10,400	76,386

Real Estate — 0.1%
Central Pattana NVDR	101,900	205,515

TOTAL THAILAND		1,519,648

TÜRKIYE — 0.5%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	35,680	279,326

Energy — 0.1%
Turkiye Petrol Rafinerileri	35,711	174,133

Financials — 0.2%
Akbank	127,615	210,615

TOTAL TÜRKIYE		664,074

UNITED ARAB EMIRATES — 1.2%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	55,822	291,820

Financials — 0.5%
Abu Dhabi Commercial Bank PJSC	56,643	223,009

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
First Abu Dhabi Bank PJSC	83,488	$386,440
		609,449
Real Estate — 0.5%
Aldar Properties PJSC	107,374	242,068
Emaar Properties PJSC	136,308	442,391
		684,459
TOTAL UNITED ARAB EMIRATES		1,585,728

UNITED KINGDOM — 0.5%
Materials — 0.5%
Anglogold Ashanti PLC	8,413	681,576
TOTAL UNITED KINGDOM		681,576

TOTAL COMMON STOCK (Cost $85,208,436)		129,702,482

PREFERRED STOCK — 2.8%
BRAZIL — 1.6%
Energy — 0.5%
Petroleo Brasileiro - Petrobras (C)	86,000	628,059

Financials — 1.0%
Banco Bradesco (C)	106,571	372,673
Itau Unibanco Holding (C)	87,342	711,772
Itausa (C)	116,408	300,917
		1,385,362
Materials — 0.0%
Gerdau (C)	22,790	91,495

Utilities — 0.1%
Axia Energia *(C)	3,650	37,382
Cia Energetica de Minas Gerais (C)	27,100	56,912
		94,294
TOTAL BRAZIL		2,199,210

CHILE — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile (C)	3,231	239,847

COLOMBIA — 0.1%
Financials — 0.1%
Grupo Cibest (C)	7,842	153,747

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PAO *(A)(B)(C)	50,900	—

Schedule of Investments (Unaudited) June 30, 2026

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

	Shares	Value
PREFERRED STOCK (continued)
SOUTH KOREA — 0.9%
Information Technology — 0.9%
Samsung Electronics (C)	8,615	$1,178,842

TOTAL PREFERRED STOCK (Cost $2,592,085)		3,771,646

TOTAL INVESTMENTS — 99.9% (Cost $87,800,521)		133,474,128
OTHER ASSETS LESS LIABILITIES – 0.1%		199,225
NET ASSETS - 100%		$133,673,353

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-014-1500

Consolidated Schedule of Investments (Unaudited) June 30, 2026

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 55.2%
Fixed Income — 55.2%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	3,043,000	$76,242,365
TOTAL EXCHANGE-TRADED FUND (Cost $76,371,070)		76,242,365

	Face Amount
INDEX-LINKED NOTE — 23.4%
UNITED STATES — 23.4%
Financials — 23.4%
GS Finance, 4.500%, 1/27/2027 (D)(E)	$41,677,000	32,395,699
TOTAL UNITED STATES		32,395,699

TOTAL INDEX-LINKED NOTE (Cost $41,677,000)		32,395,699

	Shares
SHORT-TERM INVESTMENT — 4.1%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.580% (F)	5,684,673	5,684,672
TOTAL SHORT-TERM INVESTMENT (Cost $5,684,672)		5,684,672

TOTAL INVESTMENTS — 82.7% (Cost $123,732,742)		114,322,736
OTHER ASSETS LESS LIABILITIES – (40.3)%		23,880,181
NET ASSETS - 100%		$138,202,917

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance Vintage ^	1,122	Dec-2026	$34,532,290	$36,981,120	$2,448,830
Euro FX ^	113	Sep-2026	16,346,185	16,182,306	(163,879)
ICE ECX Emission ^	79	Dec-2026	7,556,295	7,240,116	(196,546)
RGGI Vintage ^	157	Dec-2026	4,241,252	6,882,880	2,641,628
UK Emission Allowance ^	89	Dec-2026	6,964,320	6,692,955	(308,662)
WA Carbon Allowance Vintage ^	106	Dec-2026	7,805,008	5,578,780	(2,226,228)
			$77,445,350	$79,558,157	$2,195,143

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of June 30, 2026.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Consolidated Schedule of Investments (Unaudited) June 30, 2026

KraneShares Global Carbon Strategy ETF (concluded)

(E)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of June 30, 2026 was $32,395,699 and represented 23.4% of the Net Assets of the Fund.
(F)	The rate shown is the 7-day effective yield as of June 30, 2026.

Transactions with affiliated companies during the period ended June 30, 2026, are as follows:

Value as of 3/31/2026	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2026	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$84,463,735	$—	$(8,307,534)	$96,623	$(10,459)	$76,242,365	$723,968	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-020-1100

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
AUSTRALIA — 1.0%
Materials — 1.0%
Anglogold Ashanti	4,947	$400,163
TOTAL AUSTRALIA		400,163

MEXICO — 1.1%
Materials — 1.1%
Southern Copper	2,565	446,977
TOTAL MEXICO		446,977

UNITED STATES — 97.7%
Communication Services — 4.1%
Alphabet, Cl C	2,959	1,045,504
Verizon Communications	13,045	552,325
		1,597,829
Consumer Discretionary — 9.8%
American Eagle Outfitters	7,952	136,774
Genuine Parts	1,630	192,307
Harley-Davidson	16,565	405,180
Home Depot	1,479	521,614
NIKE, Cl B	12,444	510,826
Tapestry	3,029	443,385
Tesla *	1,395	586,737
Upbound Group	15,987	339,244
Wendy’s	87,409	724,621
		3,860,688
Consumer Staples — 8.1%
Altria Group	9,006	647,982
Conagra Brands	44,954	605,081
Energizer Holdings	26,448	567,045
Flowers Foods	77,350	611,065
Kimberly-Clark	946	103,843
PepsiCo	335	45,359
Philip Morris International	3,351	606,229
		3,186,604
Energy — 4.4%
Chevron	1,589	263,393
Exxon Mobil	2,403	328,538
Kinder Morgan	17,108	546,943
ONEOK	3,738	324,982
Phillips 66	504	85,201
Williams	2,253	167,488
		1,716,545

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 12.5%
Blackrock	160	$153,850
Cohen & Steers	2,661	202,609
FactSet Research Systems	510	117,341
Goldman Sachs Group	690	697,845
JPMorgan Chase	2,520	824,871
Main Street Capital	10,971	569,175
Morgan Stanley	1,744	364,566
Prudential Financial	1,054	113,758
Regions Financial	10,491	316,828
T Rowe Price Group	5,319	604,717
US Bancorp	6,005	362,702
Western Union	78,334	603,172
		4,931,434
Health Care — 9.2%
AbbVie	2,974	748,378
Bristol-Myers Squibb	10,571	609,101
Johnson & Johnson	3,532	897,022
Merck	3,362	432,017
Pfizer	20,501	493,664
UnitedHealth Group	1,105	459,271
		3,639,453
Industrials — 12.2%
Automatic Data Processing	2,725	610,264
Broadridge Financial Solutions	288	39,441
Caterpillar	580	617,642
Cummins	427	304,541
Fastenal	10,349	497,062
Illinois Tool Works	2,146	580,429
Lockheed Martin	95	48,399
Masco	822	66,886
MSC Industrial Direct, Cl A	2,614	310,935
Paychex	5,994	589,390
Snap-on	1,027	413,265
Union Pacific	437	118,864
United Parcel Service, Cl B	5,774	620,705
		4,817,823
Information Technology — 25.6%
Amphenol, Cl A	431	75,994
Apple	1,272	368,066
Applied Materials	242	174,966
AppLovin, Cl A *	73	37,612
Broadcom	3,475	1,312,681
Cisco Systems	6,450	757,617

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Corning	738	$188,507
International Business Machines	1,614	453,873
KLA	420	126,718
Lam Research	523	226,632
Micron Technology	426	491,727
Microsoft	5,192	1,936,720
NVIDIA	13,373	2,675,804
Oracle	1,140	167,067
Palantir Technologies, Cl A *	612	71,402
Seagate Technology Holdings	300	289,500
Texas Instruments	2,450	730,271
		10,085,157
Real Estate — 11.8%
American Homes 4 Rent, Cl A †	17,482	585,997
Equity Residential †	8,513	578,288
Gaming and Leisure Properties †	6,632	295,323
Invitation Homes †	17,458	527,406
Public Storage †	1,880	598,423
Regency Centers †	5,480	436,975
Simon Property Group †	2,871	642,099
VICI Properties, Cl A †	17,761	471,555
WP Carey †	7,421	530,601
		4,666,667
TOTAL UNITED STATES		38,502,200

TOTAL COMMON STOCK (Cost $34,778,202)		39,349,340

TOTAL INVESTMENTS — 99.8% (Cost $34,778,202)		39,349,340
OTHER ASSETS LESS LIABILITIES – 0.2%		80,255
NET ASSETS - 100%		$39,429,595

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-026-1100

Consolidated Schedule of Investments (Unaudited) June 30, 2026

KraneShares Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 65.3%
U.S. Treasury Bills
3.645%, 08/25/2026 (A)(B)	$45,000,000	$44,748,719
3.607%, 07/30/2026 (A)(B)	40,000,000	39,884,322
3.587%, 08/18/2026 (A)(B)	10,000,000	9,951,533
3.585%, 07/02/2026 (A)(B)	50,000,000	49,995,007
3.577%, 07/21/2026 (A)(B)	50,000,000	49,899,966
TOTAL U.S. TREASURY OBLIGATIONS (Cost $194,484,099)		194,479,547

TOTAL INVESTMENTS — 65.3% (Cost $194,484,099)		194,479,547
OTHER ASSETS LESS LIABILITIES – 160.5%		103,423,612
NET ASSETS - 100%		$297,903,159

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUD Currency	686	Sep-2026	$47,994,734	$47,409,460	$(585,274)
Canadian 10-Year Bonds	211	Sep-2026	18,005,668	18,018,128	2,500
Copper ^	128	Sep-2026	21,013,193	20,012,800	(1,000,393)
Gasoline ^	171	Sep-2026	22,031,650	19,614,760	(2,416,890)
Live Cattle ^	216	Aug-2026	21,321,400	20,945,520	(375,880)
NY Harbor ULSD ^	145	Sep-2026	21,713,768	19,245,009	(2,468,759)
Wheat ^	585	Dec-2026	18,188,239	17,681,625	(506,614)
WTI Crude Oil ^	248	Sep-2026	22,357,564	17,178,960	(5,178,604)
			192,626,216	180,106,262	(12,529,914)
Short Contracts
British Pound	(417)	Sep-2026	(34,773,153)	(34,545,844)	227,309
CAD Currency	(675)	Sep-2026	(48,479,720)	(47,682,000)	797,720
Corn ^	(869)	Dec-2026	(19,164,673)	(18,944,200)	220,473
Euro FX	(336)	Sep-2026	(48,691,007)	(48,117,300)	573,707
Euro-BUND 10-Year Bonds	(324)	Sep-2026	(47,288,088)	(47,141,408)	(618,706)
Gold ^	(2)	Aug-2026	(807,694)	(807,700)	(6)
Japanese 10-Year Bonds	(96)	Sep-2026	(76,597,285)	(75,438,482)	(169,529)
Japanese Yen	(621)	Sep-2026	(48,734,418)	(48,026,587)	707,831
Long GILT 10-Year Bonds	(523)	Sep-2026	(61,969,545)	(61,888,114)	(772,005)
Natural Gas ^	(629)	Sep-2026	(19,817,890)	(20,090,260)	(272,370)
Soybean ^	(114)	Nov-2026	(6,524,693)	(6,519,375)	5,318
Sugar No. 11 ^	(1,266)	Oct-2026	(20,583,742)	(21,013,574)	(429,832)
Swiss Franc	(304)	Sep-2026	(48,037,319)	(47,406,900)	630,419

Consolidated Schedule of Investments (Unaudited) June 30, 2026

KraneShares Mount Lucas Managed Futures Index Strategy ETF (concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Ultra 10-Year U.S. Treasury Notes	(688)	Sep-2026	$(76,860,403)	$(77,378,500)	$(518,097)
			(558,329,630)	(555,000,244)	382,232
			$(365,703,414)	$(374,893,982)	$(12,147,682)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of June 30, 2026.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Security pledged as collateral on futures contracts.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-025-1100

Schedule of Investments (Unaudited) June 30, 2026

KraneShares China Technology & Semiconductor STAR 50 Index ETF †

	Shares	Value
COMMON STOCK — 99.7% ‡
CHINA — 99.7%
Consumer Discretionary — 1.2%
Beijing Roborock Technology, Cl A	121,055	$1,693,664
Ninebot, Cl A	341,437	1,918,949
		3,612,613
Health Care — 3.4%
APT Medical, Cl A	49,564	1,325,690
Shanghai Allist Pharmaceuticals, Cl A	157,586	2,535,119
Shanghai United Imaging Healthcare, Cl A	288,617	4,304,169
Sichuan Biokin Pharmaceutical, Cl A *	48,198	2,087,752
		10,252,730
Industrials — 0.9%
AVIC Chengdu UAS, Cl A	196,987	1,205,776
Zhuzhou CRRC Times Electric, Cl A	152,145	1,538,933
		2,744,709
Information Technology — 92.9%
ACM Research Shanghai, Cl A	84,503	5,377,916
Advanced Micro-Fabrication Equipment China, Cl A	380,701	26,275,532
Amlogic Shanghai, Cl A	247,073	3,745,405
ASR Microelectronics, Cl A *	146,487	2,682,861
Beijing Kingsoft Office Software, Cl A	135,228	4,244,302
Bestechnic Shanghai, Cl A	68,923	1,697,599
Biwin Storage Technology, Cl A	220,188	16,047,968
Cambricon Technologies, Cl A	127,461	29,960,236
China Railway Signal & Communication, Cl A	1,509,523	1,058,534
China Resources Microelectronics, Cl A	310,089	4,456,273
CSI Solar, Cl A	850,545	1,355,760
Everdisplay Optronics Shanghai, Cl A *	3,224,003	1,234,886
GalaxyCore, Cl A	607,140	1,881,884
Geovis Technology, Cl A	235,821	1,440,704
Guobo Electronics, Cl A	104,359	1,603,513
Hua Hong Grace Semiconductor, Cl A *	237,990	11,790,813
Hwatsing Technology, Cl A	231,005	10,964,229
Hygon Information Technology, Cl A	472,195	25,759,253
Jinko Solar, Cl A *	2,397,538	1,677,711
Loongson Technology, Cl A *	117,024	2,666,485
MetaX Integrated Circuits Shanghai, Cl A *	11,656	1,422,314
Montage Technology, Cl A	582,247	26,581,960
Moore Threads Technology, Cl A *	19,203	2,026,924
National Silicon Industry Group, Cl A *	964,503	5,667,947
Nexchip Semiconductor, Cl A	585,878	5,094,929
Piotech, Cl A (A)	115,498	14,473,731
QuantumCTek, Cl A	36,024	2,674,787
Shanghai BOCHU Electronic Technology, Cl A	94,684	1,488,329

Schedule of Investments (Unaudited) June 30, 2026

KraneShares China Technology & Semiconductor STAR 50 Index ETF † (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Shengyi Electronics, Cl A	194,200	$3,787,873
Shenzhen Transsion Holdings, Cl A	335,949	2,917,530
Skyverse Technology, Cl A *	143,064	9,062,687
Smartsens Technology Shanghai, Cl A	164,367	2,592,630
SUPCON Technology, Cl A	369,426	6,394,749
Suzhou Centec Communications, Cl A *	71,791	4,124,598
Trina Solar, Cl A *	820,360	1,706,465
United Nova Technology, Cl A *	2,935,580	4,588,466
Verisilicon Microelectronics Shanghai, Cl A *	245,562	13,426,323
Xinjiang Daqo New Energy, Cl A *	375,621	964,507
Yuanjie Semiconductor Technology, Cl A	58,133	16,151,862
		281,070,475
Materials — 1.3%
Cathay Biotech, Cl A	210,495	1,483,823
Western Superconducting Technologies, Cl A	265,428	2,456,030
		3,939,853
TOTAL CHINA		301,620,380

TOTAL COMMON STOCK (Cost $209,757,975)		301,620,380

TOTAL INVESTMENTS — 99.7% (Cost $209,757,975)		301,620,380
OTHER ASSETS LESS LIABILITIES – 0.3%		946,146
NET ASSETS - 100%		$302,566,526

†	Formerly KraneShares SSE STAR Market 50 Index ETF, effective July 20, 2026.
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-024-1100

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 98.9% ‡
CHINA — 98.9%
Communication Services — 30.1%
Baidu, Cl A *	163,200	$2,280,873
Bilibili, Cl Z *	45,060	756,741
Kuaishou Technology, Cl B	394,800	2,094,309
NetEase	204,105	5,267,864
Tencent Holdings	83,600	4,581,874
Tencent Music Entertainment Group, Cl A	8,100	33,962
		15,015,623
Consumer Discretionary — 42.5%
Alibaba Group Holding	180,100	2,132,387
BYD, Cl H	416,500	3,847,900
Haier Smart Home, Cl A	380,226	968,741
JD.com, Cl A	167,859	2,124,445
Li Auto, Cl A *	283,300	1,664,675
Meituan, Cl B *	471,180	4,115,739
Midea Group, Cl H	139,800	1,472,508
NIO, Cl A *	80,240	396,388
Tongcheng Travel Holdings	182,800	279,490
Trip.com Group *	49,100	1,950,964
XPeng, Cl A *	287,700	1,858,188
Zhejiang Leapmotor Technology, Cl H *	95,100	418,137
		21,229,562
Consumer Staples — 1.9%
Alibaba Health Information Technology *	840,000	329,914
JD Health International *	145,650	609,935
		939,849
Information Technology — 24.4%
BYD Electronic International	103,500	276,104
Horizon Robotics, Cl B *	2,075,400	1,079,773
Hua Hong Grace Semiconductor, Cl H *	86,000	2,359,995
Knowledge Atlas Technology JSC, Cl H *	2,200	590,254
Lenovo Group	688,000	2,019,594
Minimax Group, Cl A *	2,400	127,620
SenseTime Group, Cl B *	5,854,000	1,000,295
Sunny Optical Technology Group	123,040	957,076

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B *	1,360,000	$3,752,896
		12,163,607
TOTAL CHINA		49,348,641

TOTAL COMMON STOCK (Cost $61,212,752)		49,348,641

TOTAL INVESTMENTS — 98.9% (Cost $61,212,752)		49,348,641
OTHER ASSETS LESS LIABILITIES – 1.1%		547,617
NET ASSETS - 100%		$49,896,258

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-028-1100

Consolidated Schedule of Investments (Unaudited) June 30, 2026

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 79.0%
Fixed Income — 79.0%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	3,678,400	$92,162,312
TOTAL EXCHANGE-TRADED FUND (Cost $92,333,094)		92,162,312

SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.580% (D)	3,960,621	3,960,620
TOTAL SHORT-TERM INVESTMENT (Cost $3,960,620)		3,960,620

TOTAL INVESTMENTS — 82.4% (Cost $96,293,714)		96,122,932
OTHER ASSETS LESS LIABILITIES – 17.6%		20,463,005
NET ASSETS - 100%		$116,585,937

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance Vintage ^	3,538	Dec-2026	$108,727,373	$116,612,480	$7,885,107

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of June 30, 2026.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of June 30, 2026.

Transactions with affiliated companies during the period ended June 30, 2026, are as follows:

Value as of 3/31/2026	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2026	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$86,776,507	$8,314,335	$(3,008,338)	$87,070	$(7,262)	$92,162,312	$806,930	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-030-1000

Schedule of Investments (Unaudited) June 30, 2026

KraneShares KWEB Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 101.6%
Domestic Equity — 101.6%
KraneShares CSI China Internet ETF (A)(B)	4,122,500	$100,877,575
TOTAL EXCHANGE - TRADED FUND (Cost $124,635,008)		100,877,575

TOTAL INVESTMENTS — 101.6% (Cost $124,635,008)		100,877,575

WRITTEN OPTIONS (C) — (1.9)% (Premiums Received $(4,045,334))		$(1,856,088)
OTHER ASSETS LESS LIABILITIES – 0.3%		299,956
NET ASSETS - 100%		$99,321,443

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

Written options contracts outstanding as of June 30, 2026 were as follows:

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.9)%
Call Options
KWEB US *	(450)	$(1,101,150)	$26.66	07/02/26	$(607)
KWEB US *	(7,900)	(19,331,300)	26.73	07/02/26	(10,507)
KWEB US *	(5,550)	(13,580,850)	26.38	07/10/26	(44,456)
KWEB US *	(8,156)	(19,957,732)	26.49	07/17/26	(136,368)
KWEB US *	(11,632)	(28,463,504)	25.24	07/24/26	(667,909)
KWEB US *	(7,537)	(18,443,039)	23.94	07/31/26	(996,241)
Total Written Options		$(100,877,575)			$(1,856,088)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2026, are as follows:

Value as of 3/31/2026	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2026	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$113,248,062	$94,599,753	$(91,561,714)	$(2,205,712)	$(13,202,814)	$100,877,575	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited) June 30, 2026

KraneShares KWEB Covered Call Strategy ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-037-0700

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Hedgeye Hedged Equity

	Shares	Value
EXCHANGE - TRADED FUND — 100.0%
Domestic Equity — 100.0%
State Street SPDR S&P 500 ETF Trust (A)	139,100	$103,875,707
TOTAL EXCHANGE - TRADED FUND (Cost $95,048,204)		103,875,707

PURCHASED OPTION (B) — 0.6%
TOTAL PURCHASED OPTION (Cost $1,520,709)		597,700

TOTAL INVESTMENTS — 100.6% (Cost $96,568,913)		104,473,407

WRITTEN OPTIONS (B) — (1.0)% (Premiums Received $(1,584,422))		$(1,010,850)
OTHER ASSETS LESS LIABILITIES – 0.4%		357,382
NET ASSETS - 100%		$103,819,939

(A)	For financial information on the SPDR S&P 500 ETF Trust, please go to the Commission’s website at https://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund at June 30, 2026 was as follows:

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTION — 0.6%
Put Options
S&P 500 Index	139	$104,241,104	$7,380.00	07/17/26	$597,700

WRITTEN OPTIONS — (1.0)%
Put Options
S&P 500 Index	(139)	$(104,241,104)	$7,305.00	07/17/26	$(411,440)
Call Options
SPDR S&P 500 ETF Trust	(1,391)	$(103,875,707)	$755.72	07/17/26	$(599,410)
Total Written Options		$(208,116,811)			$(1,010,850)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-042-0500

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Public-Private AI & Technology ETF †

	Shares	Value
COMMON STOCK — 97.6% ‡
CANADA — 1.2%
Information Technology — 1.2%
Shopify, Cl A *	86,174	$9,855,572
TOTAL CANADA		9,855,572

GERMANY — 0.9%
Information Technology — 0.9%
SAP	45,131	6,914,177
TOTAL GERMANY		6,914,177

ISRAEL — 1.2%
Information Technology — 1.2%
Tower Semiconductor *	39,398	10,107,849
TOTAL ISRAEL		10,107,849

JAPAN — 1.6%
Industrials — 0.7%
Nitto Boseki *	200,500	5,323,227

Information Technology — 0.9%
Renesas Electronics	246,900	7,302,559

TOTAL JAPAN		12,625,786

NETHERLANDS — 4.0%
Information Technology — 4.0%
ASML Holding	7,147	14,065,861
Nebius Group, Cl A *	64,725	17,875,103
TOTAL NETHERLANDS		31,940,964

SOUTH KOREA — 4.1%
Information Technology — 4.1%
Samsung Electronics	64,983	14,009,115
SK hynix	11,312	19,348,609
TOTAL SOUTH KOREA		33,357,724

SWITZERLAND — 0.7%
Information Technology — 0.7%
TE Connectivity	27,054	5,454,357
TOTAL SWITZERLAND		5,454,357

TAIWAN — 4.3%
Information Technology — 4.3%
MediaTek	98,000	13,058,874

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Public-Private AI & Technology ETF † (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing	288,000	$21,787,704
TOTAL TAIWAN		34,846,578

UNITED STATES — 79.6%
Communication Services — 12.4%
Alphabet, Cl A	77,334	27,636,851
Meta Platforms, Cl A	45,093	25,400,436
Netflix *	125,900	8,989,260
ROBLOX, Cl A *	174,834	9,507,473
Space Exploration Technologies (A)	111,285	19,014,162
Space Exploration Technologies, Cl A *(A)	57,885	9,890,231
		100,438,413
Consumer Discretionary — 5.0%
Amazon.com *	95,190	22,687,584
Tesla *	42,396	17,831,758
		40,519,342
Health Care — 1.0%
Tempus AI, Cl A *	142,935	8,280,225

Industrials — 2.4%
Eaton	26,716	11,384,222
Vertiv Holdings, Cl A	23,666	7,923,850
		19,308,072
Information Technology — 57.5%
Advanced Micro Devices *	37,198	21,608,690
Apple	81,376	23,546,960
Applied Digital *	268,980	10,032,954
Arista Networks *	63,070	10,714,332
ARM Holdings ADR *	47,884	16,978,230
Astera Labs *	52,820	25,513,116
Ayar Labs (A)	75,000	4,875,000
Broadcom	53,985	20,392,834
Cadence Design Systems *	22,240	8,347,117
Ciena *	14,473	7,099,875
Circle Internet Group, Cl A *	78,215	4,898,605
Cloudflare, Cl A *	45,520	11,165,146
CoreWeave, Cl A *	90,484	9,006,777
Datadog, Cl A *	61,886	16,112,639
Flex *	78,502	12,722,819
GlobalFoundries	144,032	11,869,677
Hut 8 *	102,817	11,869,708
Micron Technology	13,815	15,946,516
Microsoft	68,066	25,389,979

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Public-Private AI & Technology ETF † (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Nuro (A)	367,834	$4,000,000
Nutanix, Cl A *	195,876	9,981,841
NVIDIA	163,951	32,804,956
Oracle	77,880	11,413,314
Palantir Technologies, Cl A *	117,600	13,720,392
Palo Alto Networks *	33,345	11,371,312
Riot Platforms *	435,108	11,913,257
Salesforce	49,065	7,686,523
Samsara, Cl A *	205,988	6,680,191
Sanmina *	38,445	9,729,661
ServiceNow *	116,640	11,580,019
Snowflake, Cl A *	77,521	19,729,094
Teradyne	21,462	10,384,174
Terawulf *	433,791	10,714,638
Texas Instruments	36,134	10,770,461
Twilio, Cl A *	35,205	7,263,848
Zscaler *	44,520	6,283,998
		464,118,653
Utilities — 1.3%
NextEra Energy	114,662	10,063,884

TOTAL UNITED STATES		642,728,589

TOTAL COMMON STOCK (Cost $750,461,758)		787,831,596

PREFERRED STOCK — 1.8%
UNITED STATES — 1.8%
Financials — 0.2%
Polymarket (A)(B)	14,286	2,000,040

Information Technology — 1.6%
Anthropic *(A)(B)	17,829	12,926,025

TOTAL UNITED STATES		14,926,065

TOTAL PREFERRED STOCK (Cost $3,000,006)		14,926,065

TOTAL INVESTMENTS — 99.4% (Cost $753,461,764)		802,757,661
OTHER ASSETS LESS LIABILITIES – 0.6%		4,636,092
NET ASSETS - 100%		$807,393,753

†	Formerly KraneShares Artificial Intelligence and Technology ETF, effective June 1, 2026.
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Public-Private AI & Technology ETF † (concluded)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-043-0500

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 97.3%
AUSTRALIA — 0.4%
Financials — 0.4%
Westpac Banking
2.700%, 08/19/2026	$750,000	$748,622

CANADA — 9.4%
Financials — 9.4%
Bank of Montreal, MTN
2.650%, 03/08/2027	5,000,000	4,945,581
Bank of Nova Scotia
1.300%, 09/15/2026	3,000,000	2,982,421
Royal Bank of Canada, MTN
5.200%, 07/20/2026	1,000,000	1,000,565
3.625%, 05/04/2027	868,000	863,359
1.400%, 11/02/2026	1,500,000	1,486,703
1.150%, 07/14/2026	1,000,000	998,927
Toronto-Dominion Bank, MTN
5.532%, 07/17/2026	1,900,000	1,901,244
1.250%, 09/10/2026	1,750,000	1,740,838
TOTAL CANADA		15,919,638

FRANCE — 3.5%
Financials — 3.5%
Credit Agricole, MTN
4.125%, 01/10/2027	6,010,000	6,002,222

IRELAND — 1.6%
Industrials — 1.6%
AerCap Ireland Capital DAC
6.450%, 04/15/2027	2,665,000	2,701,638

JAPAN — 5.5%
Financials — 5.5%
Mitsubishi UFJ Financial Group
2.757%, 09/13/2026	500,000	498,457
Mizuho Financial Group
3.663%, 02/28/2027	3,000,000	2,986,918
Sumitomo Mitsui Financial Group
2.632%, 07/14/2026	4,000,000	3,997,644
1.402%, 09/17/2026	1,850,000	1,839,479
TOTAL JAPAN		9,322,498

SWITZERLAND — 0.6%
Financials — 0.6%
UBS
1.250%, 08/07/2026	1,083,000	1,080,105

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
UNITED STATES — 76.3%
Communication Services — 5.1%
Comcast
3.300%, 02/01/2027	$2,454,000	$2,440,384
Netflix
4.375%, 11/15/2026	3,000,000	3,002,280
T-Mobile USA
3.750%, 04/15/2027	3,188,000	3,171,851
		8,614,515
Consumer Discretionary — 8.0%
American Honda Finance, MTN
5.250%, 07/07/2026	1,111,000	1,111,157
4.900%, 03/12/2027	5,000,000	5,015,984
DR Horton
1.300%, 10/15/2026	1,500,000	1,487,446
Starbucks
4.850%, 02/08/2027	2,000,000	2,005,907
Toyota Motor Credit, MTN
5.000%, 08/14/2026	750,000	750,713
4.550%, 08/07/2026	1,250,000	1,250,757
3.200%, 01/11/2027	2,000,000	1,989,655
		13,611,619
Consumer Staples — 8.0%
Archer-Daniels-Midland
2.500%, 08/11/2026	750,000	748,658
Coca-Cola
1.450%, 06/01/2027	2,600,000	2,537,687
Estee Lauder
3.150%, 03/15/2027	3,000,000	2,976,881
Procter & Gamble
2.450%, 11/03/2026	3,500,000	3,480,034
1.900%, 02/01/2027	4,000,000	3,951,205
		13,694,465
Financials — 36.5%
Allstate
3.280%, 12/15/2026	500,000	497,941
American Express
2.550%, 03/04/2027	2,827,000	2,795,904
1.650%, 11/04/2026	4,500,000	4,461,348
Bank of America, MTN
4.250%, 10/22/2026	4,405,000	4,405,337
Bank of America
5.526%, 08/18/2026	1,010,000	1,010,799
Bank of New York Mellon, MTN
3.250%, 05/16/2027	1,086,000	1,077,361

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
2.450%, 08/17/2026	$750,000	$748,530
Capital One Financial
4.100%, 02/09/2027	2,000,000	1,997,156
3.650%, 05/11/2027	3,000,000	2,981,882
Charles Schwab
5.875%, 08/24/2026	750,000	750,888
Citibank
4.576%, 05/29/2027	1,584,000	1,588,719
Citigroup
4.300%, 11/20/2026	3,500,000	3,501,022
3.200%, 10/21/2026	1,526,000	1,521,085
Corebridge Financial
3.650%, 04/05/2027	1,221,000	1,213,150
Fifth Third Bank, MTN
2.250%, 02/01/2027	4,424,000	4,374,746
Goldman Sachs Group
5.950%, 01/15/2027	3,000,000	3,024,543
3.500%, 11/16/2026	1,000,000	996,985
JPMorgan Chase
4.125%, 12/15/2026	4,500,000	4,499,357
2.950%, 10/01/2026	1,550,000	1,545,863
Mastercard
2.950%, 11/21/2026	500,000	497,794
Morgan Stanley, MTN
6.250%, 08/09/2026	500,000	500,730
3.950%, 04/23/2027	1,500,000	1,495,222
3.125%, 07/27/2026	2,618,500	2,617,552
Morgan Stanley
3.625%, 01/20/2027	2,000,000	1,992,124
Northern Trust
4.000%, 05/10/2027	1,202,000	1,199,852
PNC Financial Services Group
2.600%, 07/23/2026	2,194,000	2,191,981
State Street
5.272%, 08/03/2026	750,000	750,078
US Bancorp, MTN
2.375%, 07/22/2026	2,744,000	2,740,992
Wells Fargo
3.000%, 10/23/2026	2,330,000	2,321,156
Wells Fargo Bank
5.450%, 08/07/2026	2,881,000	2,884,001
		62,184,098
Health Care — 5.2%
CVS Health
3.625%, 04/01/2027	2,700,000	2,684,468

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Health Care (continued)
Thermo Fisher Scientific
4.953%, 08/10/2026	$1,150,000	$1,150,173
UnitedHealth Group
4.750%, 07/15/2026	2,000,000	2,000,434
3.450%, 01/15/2027	3,000,000	2,988,746
		8,823,821
Industrials — 3.2%
John Deere Capital, MTN
2.250%, 09/14/2026	1,000,000	996,129
John Deere Capital
4.500%, 01/08/2027	1,409,000	1,411,303
Sumisho Air Lease
1.875%, 08/15/2026	1,000,000	996,801
United Parcel Service
2.400%, 11/15/2026	1,000,000	993,871
Westinghouse Air Brake Technologies
3.450%, 11/15/2026	1,000,000	996,163
		5,394,267
Information Technology — 10.0%
Advanced Micro Devices
4.212%, 09/24/2026	2,140,000	2,140,644
Apple
2.450%, 08/04/2026	750,000	748,832
2.050%, 09/11/2026	2,000,000	1,992,456
Broadcom
3.459%, 09/15/2026	750,000	748,847
Cisco Systems
4.800%, 02/26/2027	2,791,000	2,801,065
Keysight Technologies
4.600%, 04/06/2027	2,182,000	2,183,408
Microsoft
3.400%, 09/15/2026	750,000	749,195
3.300%, 02/06/2027	3,000,000	2,985,531
2.400%, 08/08/2026	2,750,000	2,744,584
		17,094,562
Real Estate — 0.3%
Crown Castle
1.050%, 07/15/2026	500,000	499,366

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
TOTAL UNITED STATES		$129,916,713

TOTAL CORPORATE OBLIGATIONS (Cost $165,893,320)		165,691,436

TOTAL INVESTMENTS — 97.3% (Cost $165,893,320)		165,691,436
OTHER ASSETS LESS LIABILITIES – 2.7%		4,606,918
NET ASSETS - 100%		$170,298,354

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-041-0500

Schedule of Investments (Unaudited) June 30, 2026

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 100.8% ‡
CHINA — 100.8%
Consumer Discretionary — 9.5%
BYD, Cl A	5,700	$66,925
Chongqing Changan Automobile, Cl A	10,600	11,197
Fuyao Glass Industry Group, Cl A	12,201	90,663
Haier Smart Home, Cl A	19,300	58,031
Seres Group, Cl A	8,300	74,893
		301,709
Financials — 41.6%
Agricultural Bank of China, Cl A	109,500	97,918
Bank of Beijing, Cl A	136,700	98,679
Bank of China, Cl A	118,300	99,687
Bank of Communications, Cl A	103,100	97,662
Bank of Jiangsu, Cl A	61,200	97,192
Bank of Nanjing, Cl A	62,700	91,353
Bank of Shanghai, Cl A	76,100	97,311
China Construction Bank, Cl A	69,600	98,740
China Galaxy Securities, Cl A	57,200	105,923
Chongqing Rural Commercial Bank, Cl A	104,200	93,792
Guotai Haitong Securities, Cl A	28,200	75,610
Huaxia Bank, Cl A	102,000	96,019
Industrial & Commercial Bank of China, Cl A	96,400	100,405
Shanghai Pudong Development Bank, Cl A	55,000	69,763
		1,320,054
Industrials — 20.6%
Beijing-Shanghai High Speed Railway, Cl A	11,500	7,674
China CSSC Holdings, Cl A	19,100	95,078
COSCO SHIPPING Holdings, Cl A	47,400	92,593
CRRC, Cl A	124,300	95,221
Daqin Railway, Cl A	136,400	92,635
NARI Technology, Cl A	27,700	93,245
Shanghai International Port Group, Cl A	137,500	95,610
Yutong Bus, Cl A	20,800	82,152
		654,208
Information Technology — 18.0%
Eoptolink Technology, Cl A	980	87,634
NAURA Technology Group, Cl A	400	52,125
Shenzhen Transsion Holdings, Cl A	8,252	71,664
Suzhou TFC Optical Communication, Cl A	2,700	120,394
WUS Printed Circuit Kunshan, Cl A	5,600	126,058
Zhongji Innolight, Cl A	600	112,257
		570,132

Schedule of Investments (Unaudited) June 30, 2026

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 11.1%
Aluminum Corp of China, Cl A	18,000	$21,797
Baoshan Iron & Steel, Cl A	27,600	22,078
Satellite Chemical, Cl A	29,700	102,778
Zangge Mining, Cl A	5,700	58,209
Zhejiang Juhua, Cl A	18,900	147,597
		352,459
TOTAL CHINA		3,198,562

TOTAL COMMON STOCK (Cost $3,015,467)		3,198,562

TOTAL INVESTMENTS — 100.8% (Cost $3,015,467)		3,198,562
OTHER ASSETS LESS LIABILITIES – (0.8)%		(24,416)
NET ASSETS - 100%		$3,174,146

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-046-0400

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A	4,256	$46,135
TOTAL BRAZIL		46,135

CANADA — 0.1%
Materials — 0.1%
SSR Mining *	960	27,149
TOTAL CANADA		27,149

GUATEMALA — 1.1%
Communication Services — 1.1%
Millicom International Cellular	1,976	179,342
TOTAL GUATEMALA		179,342

PUERTO RICO — 0.3%
Communication Services — 0.3%
Liberty Latin America, Cl C *	6,679	52,029
TOTAL PUERTO RICO		52,029

SINGAPORE — 0.7%
Communication Services — 0.5%
Grindr *	6,228	89,496

Information Technology — 0.2%
Kulicke & Soffa Industries	202	27,020

TOTAL SINGAPORE		116,516

SOUTH AFRICA — 0.2%
Materials — 0.2%
Caledonia Mining	1,736	33,158
TOTAL SOUTH AFRICA		33,158

SWITZERLAND — 0.3%
Consumer Discretionary — 0.3%
Garrett Motion	1,486	53,838
TOTAL SWITZERLAND		53,838

UNITED KINGDOM — 0.5%
Financials — 0.5%
Marex Group	1,369	83,440
TOTAL UNITED KINGDOM		83,440

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 96.4%
Communication Services — 5.4%
Bandwidth, Cl A *	2,129	$134,766
Cargurus, Cl A *	1,780	60,680
Cars.com *	859	9,397
IMAX *	373	14,868
Iridium Communications	887	48,652
Madison Square Garden Entertainment, Cl A *	216	17,472
Magnite *	5,337	101,296
Marcus	588	13,795
Match Group	2,721	103,534
MediaAlpha, Cl A *	3,614	45,428
News, Cl A	9,826	243,980
Nexstar Media Group, Cl A	132	23,574
NIQ Global Intelligence *	6,684	62,495
USA TODAY *	1,916	16,382
ZoomInfo Technologies, Cl A *	3,636	10,653
		906,972
Consumer Discretionary — 12.3%
Adient *	1,927	35,418
ADT	797	5,180
American Public Education *	165	8,860
Aramark	2,154	122,563
Asbury Automotive Group *	51	10,255
AutoNation *	322	59,824
Biglari Holdings, Cl B *	150	63,905
BJ’s Restaurants *	914	55,512
BorgWarner	1,571	104,314
Brunswick	440	37,066
Callaway Golf *	120	2,255
Churchill Downs	429	38,456
Citi Trends *	267	15,443
Etsy *	1,444	108,777
Frontdoor *	1,921	149,050
Gentherm *	673	22,956
Group 1 Automotive	20	5,823
Hasbro	383	31,632
Lear	824	110,465
Lindblad Expeditions Holdings *	1,365	38,548
Mattel *	6,283	87,208
Murphy USA	146	78,675
Peloton Interactive, Cl A *	13,400	79,194
Phinia	783	64,496
Planet Fitness, Cl A *	742	38,710
Ralph Lauren, Cl A	378	151,733

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
RealReal *	7,019	$82,754
Rocky Brands	245	10,104
Savers Value Village *	2,986	30,129
Sonic Automotive, Cl A	116	9,836
Tapestry	1,190	174,192
Taylor Morrison Home, Cl A *	126	9,039
Travel + Leisure	594	45,399
VF	1,155	19,265
Victoria’s Secret *	233	19,451
Wayfair, Cl A *	730	67,467
Wyndham Hotels & Resorts	989	83,284
		2,077,238
Consumer Staples — 3.4%
BJ’s Wholesale Club Holdings *	392	34,190
Central Garden & Pet, Cl A *	778	30,163
Chefs’ Warehouse *	169	16,241
Coca-Cola Consolidated	389	74,268
Darling Ingredients *	354	19,335
Dole	1,290	17,699
Ingles Markets, Cl A	271	24,005
Ingredion	99	9,376
Natural Grocers by Vitamin Cottage	2,239	69,454
Pilgrim’s Pride	231	6,494
Reynolds Consumer Products	298	8,001
Seneca Foods, Cl A *	135	23,482
Smithfield Foods	852	20,670
Turning Point Brands	737	62,505
United Natural Foods *	615	28,087
Universal	208	10,851
US Foods Holding *	1,187	121,371
		576,192
Energy — 0.5%
Kodiak Gas Services	463	34,785
Navigator Holdings	394	7,340
Patterson-UTI Energy	3,684	33,819
		75,944
Financials — 9.6%
Acadian Asset Management	553	39,551
Affiliated Managers Group	502	169,877
Ally Financial	277	12,728
Assurant	315	84,587
Axis Capital Holdings	1,431	153,747
Bancorp *	361	22,613

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Central BanCo, Cl A	1,305	$39,646
Community Trust Bancorp	184	13,314
Donnelley Financial Solutions *	803	33,686
East West Bancorp	434	56,025
Enova International *	390	93,885
Enterprise Financial Services	468	30,832
FB Financial	120	6,642
First Busey	921	27,169
First Financial	129	9,990
First Horizon	3,134	80,356
First Merchants	270	11,796
Firstsun Capital Bancorp *	383	14,853
Globe Life	235	41,990
Hanover Insurance Group	115	24,624
Home Bancorp	222	15,211
Independent Bank	132	4,761
International Bancshares	133	10,101
Jefferson Capital	400	7,788
Mercury General	642	68,450
Metropolitan Bank Holding	205	20,246
Morningstar	642	100,165
NBT Bancorp	231	11,404
OneMain Holdings, Cl A	1,017	62,006
Origin Bancorp	276	14,117
Palomar Holdings *	172	21,739
Primerica	124	35,241
QCR Holdings	118	11,487
Regional Management	79	3,255
Reinsurance Group of America, Cl A	192	40,829
Republic Bancorp, Cl A	192	17,363
Selective Insurance Group	397	38,513
Southern First Bancshares *	124	7,576
SouthState Bank	345	34,465
Texas Capital Bancshares	654	67,532
United Fire Group	250	13,110
Universal Insurance Holdings	339	14,021
Univest Financial	238	10,413
Webster Financial	325	24,837
		1,622,541
Health Care — 12.1%
Addus HomeCare *	195	19,592
Alphatec Holdings *	1,711	14,800
Amneal Pharmaceuticals *	7,778	134,637
Ardent Health *	632	6,219

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Artivion *	1,102	$24,762
AtriCure *	1,482	41,466
Aveanna Healthcare Holdings *	3,439	29,472
BrightSpring Health Services *	2,126	148,267
Certara *	9,680	63,404
Chemed	24	11,178
CONMED	498	16,300
Elanco Animal Health *	3,643	89,654
Encompass Health	1,875	189,525
Envista Holdings *	708	18,656
HealthEquity *	788	71,172
ICU Medical *	518	75,939
Innovage Holding *	614	7,276
LifeMD *	10,374	42,845
LifeStance Health Group *	11,972	128,220
LivaNova *	958	78,776
Merit Medical Systems *	419	29,054
Mesa Laboratories	440	43,802
NeoGenomics *	5,478	79,924
Novocure *	2,489	37,708
Option Care Health *	3,355	70,354
QIAGEN	2,220	86,802
Sotera Health *	4,281	75,988
Tactile Systems Technology *	1,308	38,952
Teladoc Health *	23,901	202,681
Tenet Healthcare *	102	19,082
Waystar Holding *	2,666	54,733
Xeris Biopharma Holdings *	10,672	84,522
		2,035,762
Industrials — 23.5%
AECOM	507	35,389
Alaska Air Group *	1,032	53,870
Allegiant Travel *	626	73,618
Alliance Laundry Holdings *	363	9,627
Allient	504	51,877
Allison Transmission Holdings	454	51,184
Amentum Holdings *	3,075	63,560
Ameresco, Cl A *	326	8,998
American Airlines Group *	1,861	33,628
API Group *	2,404	101,809
Applied Industrial Technologies	51	17,246
ATI *	835	164,578
Atmus Filtration Technologies	739	37,682
AZZ	450	69,772

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Brink’s	437	$41,292
BWX Technologies	739	143,846
Centuri Holdings *	405	12,247
Clean Harbors *	168	50,190
Core & Main, Cl A *	575	27,744
CoreCivic *	1,506	45,752
Curtiss-Wright	154	116,695
Douglas Dynamics	391	21,094
Ducommun *	71	13,150
EnerSys	612	143,098
Everus Construction Group *	455	75,507
ExlService Holdings *	924	23,895
Flowserve	845	62,665
Fluor *	2,205	115,520
FTI Consulting *	312	46,491
Gates Industrial *	1,574	44,025
Generac Holdings *	605	177,150
Genpact	1,831	50,353
GXO Logistics *	1,313	66,569
Hillman Solutions *	1,513	12,770
Huntington Ingalls Industries	70	19,592
Huron Consulting Group *	382	34,441
IBEX Holdings *	436	13,241
ICF International	151	11,002
Interface, Cl A	825	29,568
KBR	2,707	93,473
Leonardo DRS	566	24,151
Lincoln Electric Holdings	40	10,620
MasTec *	434	180,570
Maximus	377	20,268
Moog, Cl A	294	124,609
MSA Safety	277	48,359
Mueller Water Products, Cl A	3,458	89,320
nVent Electric	792	134,331
OPENLANE *	314	12,949
Orion Group Holdings *	673	11,320
Parsons *	1,088	57,000
Pentair	1,198	91,839
Pitney Bowes	3,293	57,693
Preformed Line Products	26	10,675
Primoris Services	694	68,789
RBC Bearings *	4	2,576
SkyWest *	852	84,629
StandardAero *	5,037	150,657
Sterling Infrastructure *	19	15,948

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Tetra Tech	1,522	$43,971
Textron	832	76,319
Tutor Perini	315	26,136
U-Haul Holding, Cl B	455	26,253
Valmont Industries	115	66,424
Verra Mobility, Cl A *	4,408	18,734
Werner Enterprises	960	41,866
WESCO International	213	73,577
Willdan Group *	627	49,596
WillScot Holdings	578	16,681
Woodward	146	62,114
		3,962,182
Information Technology — 20.1%
ACI Worldwide *	1,910	96,054
ADTRAN Holdings *	1,573	21,865
Ambarella *	593	50,879
Appian, Cl A *	1,285	29,427
Arlo Technologies *	2,873	38,728
Asana, Cl A *	18,472	129,304
Benchmark Electronics	27	2,664
Box, Cl A *	283	7,511
CCC Intelligent Solutions Holdings *	10,087	52,049
CEVA *	222	10,470
Ciena *	114	55,924
Coherent *	506	199,602
Commerce.com *	7,807	23,109
Digital Turbine *	3,956	51,032
DigitalOcean Holdings *	1,483	232,876
Elastic *	1,454	82,907
Everpure, Cl A *	1,230	96,912
Five9 *	2,101	44,793
Flex *	1,567	253,964
FormFactor *	138	22,070
Gen Digital	3,137	78,080
Gitlab, Cl A *	379	11,571
Guidewire Software *	632	77,768
Harmonic *	1,445	23,597
Inseego *	1,240	12,809
Jabil	601	231,673
Knowles *	534	22,150
Littelfuse	77	35,060
MACOM Technology Solutions Holdings *	57	21,681
MKS	460	204,608
Nutanix, Cl A *	917	46,730

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
NVE	171	$17,878
Onto Innovation *	558	211,175
Photronics *	358	11,646
Plexus *	103	30,969
Porch Group *	9,313	140,068
Q2 Holdings *	1,155	55,556
Rambus *	591	78,449
RingCentral, Cl A	1,189	46,347
Sanmina *	89	22,524
Tenable Holdings *	2,811	103,670
TTM Technologies *	714	133,532
UiPath, Cl A *	1,637	17,794
Unity Software *	2,442	69,792
Varonis Systems, Cl B *	689	28,910
Viant Technology, Cl A *	347	4,393
Weave Communications *	8,870	53,131
Workiva, Cl A *	1,210	58,697
Xperi *	4,743	39,035
		3,391,433
Materials — 7.4%
Albemarle	314	42,399
Alcoa	1,623	84,623
Aspen Aerogels *	4,205	26,660
Avient	1,336	49,379
Axalta Coating Systems *	1,590	54,410
Chemours	1,480	30,370
Commercial Metals	578	36,270
Compass Minerals International *	2,739	85,265
Constellium, Cl A *	1,527	48,665
Contango Silver & Gold *	4,124	65,118
Eagle Materials	130	29,250
Element Solutions	840	40,110
Ferroglobe	3,400	10,812
Hecla Mining	6,238	96,252
Kaiser Aluminum	558	109,162
Materion	740	220,069
Minerals Technologies	791	58,510
Reliance	124	46,326
Scotts Miracle-Gro	502	34,191
Sensient Technologies	565	69,659
		1,237,500
Utilities — 2.1%
Avista	443	18,123
Black Hills	491	36,530

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Man Buyout Beta Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Chesapeake Utilities	95	$11,636
Clearway Energy, Cl C	381	13,022
NiSource	1,274	60,579
NRG Energy	99	14,460
OGE Energy	1,724	83,890
Southwest Gas Holdings	606	53,740
Spire	400	31,236
Talen Energy *	76	29,204
Unitil	73	3,846
		356,266
TOTAL UNITED STATES		16,242,030

TOTAL COMMON STOCK (Cost $13,310,278)		16,833,637

TOTAL INVESTMENTS — 99.9% (Cost $13,310,278)		16,833,637
OTHER ASSETS LESS LIABILITIES – 0.1%		14,876
NET ASSETS - 100%		$16,848,513

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-047-0400

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Global Humanoid Robotics and Physical AI Index ETF †

	Shares	Value
COMMON STOCK — 99.0% ‡
AUSTRALIA — 2.0%
Materials — 2.0%
Lynas Rare Earths *	431,821	$5,402,923
TOTAL AUSTRALIA		5,402,923

BELGIUM — 2.0%
Information Technology — 2.0%
Melexis	59,737	5,334,027
TOTAL BELGIUM		5,334,027

CANADA — 2.1%
Consumer Discretionary — 2.1%
Magna International	85,533	5,622,420
TOTAL CANADA		5,622,420

CHINA — 29.9%
Consumer Discretionary — 7.7%
Ningbo Tuopu Group, Cl A	653,700	5,433,376
Shuanglin, Cl A	1,277,189	5,226,917
XPeng, Cl A *	847,700	5,475,099
Zhejiang Shuanghuan Driveline, Cl A	787,400	4,815,111
		20,950,503
Industrials — 14.4%
China Leadshine Technology, Cl A *	693,100	5,695,509
Jiangsu Hengli Hydraulic, Cl A	338,700	5,366,908
Keli Sensing Technology Ningbo, Cl A	517,800	5,428,967
Leader Harmonious Drive Systems, Cl A *	101,604	6,254,603
Shenzhen Inovance Technology, Cl A	546,500	5,340,210
UBTech Robotics, Cl H *	418,050	5,480,141
Zhejiang Sanhua Intelligent Controls, Cl A	876,400	5,658,900
		39,225,238
Information Technology — 5.8%
Horizon Robotics, Cl B *	9,582,000	4,985,248
Lingyi iTech Guangdong, Cl A	2,205,278	5,633,400
RoboSense Technology *	1,850,600	5,243,569
		15,862,217
Materials — 2.0%
China Northern Rare Earth Group High-Tech, Cl A	747,900	5,294,136

TOTAL CHINA		81,332,094

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Global Humanoid Robotics and Physical AI Index ETF † (continued)

	Shares	Value
COMMON STOCK (continued)
GERMANY — 3.9%
Consumer Discretionary — 1.9%
Schaeffler	532,081	$5,158,629

Information Technology — 2.0%
Infineon Technologies	59,599	5,564,963

TOTAL GERMANY		10,723,592

ISRAEL — 2.3%
Consumer Discretionary — 2.3%
Mobileye Global, Cl A *	657,745	6,366,972
TOTAL ISRAEL		6,366,972

JAPAN — 12.1%
Industrials — 7.9%
Harmonic Drive Systems	116,300	5,574,386
Nabtesco	176,500	5,583,058
Nidec *	313,700	5,105,285
THK	116,900	5,266,524
		21,529,253
Information Technology — 4.2%
Keyence	11,600	5,785,547
Renesas Electronics	188,500	5,575,262
		11,360,809
TOTAL JAPAN		32,890,062

NETHERLANDS — 1.9%
Information Technology — 1.9%
NXP Semiconductors	18,415	5,175,168
TOTAL NETHERLANDS		5,175,168

SINGAPORE — 2.0%
Information Technology — 2.0%
STMicroelectronics	75,393	5,561,425
TOTAL SINGAPORE		5,561,425

SOUTH KOREA — 3.8%
Industrials — 3.8%
Doosan	5,442	5,223,168
Rainbow Robotics *	15,565	5,214,119
TOTAL SOUTH KOREA		10,437,287

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Global Humanoid Robotics and Physical AI Index ETF † (continued)

	Shares	Value
COMMON STOCK (continued)
SWEDEN — 2.1%
Information Technology — 2.1%
Hexagon, Cl B	672,056	$5,563,576
TOTAL SWEDEN		5,563,576

SWITZERLAND — 2.0%
Information Technology — 2.0%
TE Connectivity	27,256	5,495,082
TOTAL SWITZERLAND		5,495,082

TAIWAN — 1.9%
Industrials — 1.9%
Hiwin Technologies	499,000	5,090,798
TOTAL TAIWAN		5,090,798

UNITED STATES — 31.0%
Consumer Discretionary — 4.2%
Aptiv *	92,026	5,648,556
Tesla *	13,409	5,639,825
		11,288,381
Industrials — 8.4%
Moog, Cl A	13,783	5,841,787
RBC Bearings *	8,700	5,603,322
Regal Rexnord	25,423	6,055,504
Sensata Technologies Holding	113,613	5,423,885
		22,924,498
Information Technology — 16.5%
Amphenol, Cl A	34,405	6,066,289
Analog Devices	13,458	5,345,114
Credo Technology Group Holding *	19,767	5,375,636
Jabil	14,284	5,506,196
Novanta *	36,628	5,942,527
NVIDIA	27,398	5,482,066
Teledyne Technologies *	8,816	5,879,390
Texas Instruments	18,232	5,434,412
		45,031,630

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Global Humanoid Robotics and Physical AI Index ETF † (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.9%
MP Materials *	92,783	$5,196,776

TOTAL UNITED STATES		84,441,285

TOTAL COMMON STOCK (Cost $230,451,322)		269,436,711

TOTAL INVESTMENTS — 99.0% (Cost $230,451,322)		269,436,711
OTHER ASSETS LESS LIABILITIES – 1.0%		2,707,463
NET ASSETS - 100%		$272,144,174

†	Formerly KraneShares Global Humanoid and AI Index ETF, effective May 1, 2026.
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-048-0300

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF

	Shares	Value
COMMON STOCK — 128.8% ‡
UNITED STATES — 128.8%
Communication Services — 1.9%
Trade Desk, Cl A *	57,300	$1,035,984

Consumer Discretionary — 21.6%
Amazon.com *	9,300	2,216,562
AutoZone *	700	2,237,158
DoorDash, Cl A *	11,400	2,103,642
Lululemon Athletica *	10,300	1,176,054
O’Reilly Automotive *	24,600	2,265,414
Tesla *	5,200	2,187,120
		12,185,950
Health Care — 6.1%
Boston Scientific *	27,000	1,152,360
Intuitive Surgical *	4,300	1,710,024
Vertex Pharmaceuticals *	1,200	596,076
		3,458,460
Industrials — 3.5%
Uber Technologies *	27,600	1,991,616

Information Technology — 95.7%
Adobe *	8,000	1,640,160
Advanced Micro Devices *	10,200	5,925,282
Arista Networks *	17,100	2,904,948
Autodesk *	1,200	233,304
Cadence Design Systems *	7,300	2,739,836
Ciena *	600	294,336
Coherent *	800	315,576
Crowdstrike Holdings, Cl A *	5,400	4,120,956
Fair Isaac *	1,300	1,553,214
First Solar *	8,400	1,982,064
Fortinet *	30,500	4,685,410
ON Semiconductor *	36,800	3,479,072
Palo Alto Networks *	11,900	4,058,138
Sandisk *	5,500	12,505,515
ServiceNow *	18,800	1,866,464
Super Micro Computer *	69,000	2,023,770
Synopsys *	4,400	1,962,708
Workday, Cl A *	13,200	1,615,944
		53,906,697
TOTAL UNITED STATES		72,578,707

TOTAL COMMON STOCK (Cost $63,644,205)		72,578,707

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

Value
PURCHASED OPTIONS (A) — 5.5%
TOTAL PURCHASED OPTIONS (Cost $2,520,056)	$3,103,232

TOTAL INVESTMENTS — 134.3% (Cost $66,164,261)	75,681,939

WRITTEN OPTIONS (A) — (35.5)% (Premiums Received $(2,216,009))	$(20,013,079)
OTHER ASSETS LESS LIABILITIES – 1.2%	687,066
NET ASSETS - 100%	$56,355,926

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at June 30, 2026 was as follows:

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 5.5%
Put Options
Adobe Inc.	6	$123,012	$250.00	07/17/26	$26,780
Adobe Inc.	2	41,004	244.00	07/17/26	7,756
Adobe Inc.	2	41,004	242.00	07/17/26	7,370
Adobe Inc.	2	41,004	241.00	07/17/26	7,178
Adobe Inc.	67	1,373,634	240.00	07/17/26	234,023
Adobe Inc.	1	20,502	257.00	07/17/26	5,153
Advanced Micro Devices Inc.	2	116,182	519.00	07/17/26	2,544
Advanced Micro Devices Inc.	5	290,455	450.00	07/17/26	1,598
Advanced Micro Devices Inc.	2	116,182	405.00	07/17/26	267
Advanced Micro Devices Inc.	2	116,182	347.00	07/17/26	98
Advanced Micro Devices Inc.	84	4,879,644	250.00	07/17/26	871
Advanced Micro Devices Inc.	3	174,273	232.00	07/17/26	23
Advanced Micro Devices Inc.	4	232,364	520.00	10/16/26	23,502
Amazon.com Inc.	4	95,336	272.00	07/17/26	13,366
Amazon.com Inc.	2	47,668	221.00	07/17/26	320
Amazon.com Inc.	2	47,668	263.00	07/17/26	4,995
Amazon.com Inc.	85	2,025,890	250.00	07/17/26	119,490
Arista Networks Inc.	3	50,964	140.00	07/17/26	185

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS (continued)
Arista Networks Inc.	153	$2,599,164	$155.00	07/17/26	$37,337
Arista Networks Inc.	8	135,904	150.00	07/17/26	1,256
Arista Networks Inc.	4	67,952	144.00	07/17/26	360
Arista Networks Inc.	3	50,964	179.00	07/17/26	3,900
AutoDesk Inc.	2	38,884	242.00	07/17/26	9,463
AutoDesk Inc.	3	58,326	237.00	07/17/26	12,710
AutoDesk Inc.	5	97,210	230.00	07/17/26	17,743
AutoDesk Inc.	2	38,884	254.00	07/17/26	11,846
AutoZone Inc.	6	1,917,564	3,500.00	07/17/26	184,649
AutoZone Inc.	1	319,594	3,150.00	10/16/26	17,903
Boston Scientific Corp.	7	29,876	57.00	07/17/26	9,950
Boston Scientific Corp.	7	29,876	49.00	07/17/26	4,433
Boston Scientific Corp.	222	947,496	65.00	07/17/26	492,412
Boston Scientific Corp.	15	64,020	63.00	07/17/26	30,282
Boston Scientific Corp.	19	81,092	50.00	07/17/26	13,870
Cadence Design Systems Inc.	2	75,064	289.00	07/17/26	127
Cadence Design Systems Inc.	62	2,326,984	290.00	07/17/26	4,093
Cadence Design Systems Inc.	2	75,064	331.00	07/17/26	639
Cadence Design Systems Inc.	2	75,064	356.00	07/17/26	1,628
Cadence Design Systems Inc.	4	150,128	370.00	07/17/26	5,276
Cadence Design Systems Inc.	1	37,532	373.00	07/17/26	1,454
Ciena Corp.	3	147,168	500.00	07/17/26	11,980
Ciena Corp.	1	49,056	521.00	07/17/26	5,260
Ciena Corp.	1	49,056	571.00	07/17/26	8,980
Ciena Corp.	1	49,056	524.00	07/17/26	5,457
Coherent Corp.	2	78,894	311.00	07/17/26	1,172
Coherent Corp.	1	39,447	334.00	07/17/26	1,016
Coherent Corp.	4	157,788	370.00	07/17/26	8,558
Coherent Corp.	1	39,447	380.00	07/17/26	2,565
Crowdstrike Holdings Inc.	44	839,454	100.00	07/17/26	412
Crowdstrike Holdings Inc.	1	19,078	106.50	07/17/26	17
Crowdstrike Holdings Inc.	1	19,078	112.25	07/17/26	25
Crowdstrike Holdings Inc.	1	19,079	169.25	07/17/26	851
Crowdstrike Holdings Inc.	3	57,236	170.00	07/17/26	2,702
Crowdstrike Holdings Inc.	4	76,314	175.00	10/16/26	24,984
Doordash Inc.	7	129,171	150.00	07/17/26	315
Doordash Inc.	2	36,906	157.00	07/17/26	161
Doordash Inc.	4	73,812	161.00	07/17/26	466
Doordash Inc.	3	55,359	173.00	07/17/26	1,037
Doordash Inc.	3	55,359	177.00	07/17/26	1,418

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS (continued)
Doordash Inc.	95	$1,753,035	$165.00	07/17/26	$16,144
Fair Isaac Corp.	1	119,478	1,095.00	07/17/26	1,715
Fair Isaac Corp.	12	1,433,736	1,020.00	07/17/26	7,689
First Solar Inc.	84	1,982,064	200.00	07/17/26	17,186
Fortinet Inc.	16	245,792	140.00	07/17/26	2,513
Fortinet Inc.	5	76,810	129.00	07/17/26	242
Fortinet Inc.	5	76,810	107.00	07/17/26	28
Fortinet Inc.	6	92,172	84.00	07/17/26	5
Fortinet Inc.	8	122,896	83.00	07/17/26	7
Fortinet Inc.	265	4,070,930	80.00	07/17/26	180
Intuitive Surgical Inc.	1	39,768	479.00	07/17/26	8,058
Intuitive Surgical Inc.	1	39,768	423.00	07/17/26	3,152
Intuitive Surgical Inc.	3	119,304	420.00	07/17/26	8,808
Intuitive Surgical Inc.	1	39,768	454.00	07/17/26	5,721
Intuitive Surgical Inc.	1	39,768	463.00	07/17/26	6,545
Intuitive Surgical Inc.	36	1,431,648	470.00	07/17/26	259,235
Lululemon Athletica Inc.	3	34,254	159.00	07/17/26	13,344
Lululemon Athletica Inc.	100	1,141,800	160.00	07/17/26	454,757
ON Semiconductor Corp.	9	85,086	68.00	07/17/26	262
ON Semiconductor Corp.	325	3,072,550	70.00	07/17/26	12,691
ON Semiconductor Corp.	6	56,724	99.00	07/17/26	5,274
ON Semiconductor Corp.	6	56,724	101.00	07/17/26	6,044
ON Semiconductor Corp.	5	47,270	125.00	07/17/26	15,259
ON Semiconductor Corp.	17	160,718	120.00	07/17/26	43,828
O’Reilly Automotive Inc.	6	55,254	89.00	07/17/26	562
O’Reilly Automotive Inc.	216	1,989,144	95.00	07/17/26	78,855
O’Reilly Automotive Inc.	6	55,254	92.00	07/17/26	1,138
O’Reilly Automotive Inc.	5	46,045	93.00	07/17/26	1,193
O’Reilly Automotive Inc.	13	119,717	90.00	07/17/26	1,539
Palo Alto Networks Inc.	3	102,306	259.00	07/17/26	109
Palo Alto Networks Inc.	3	102,306	194.00	07/17/26	26
Palo Alto Networks Inc.	3	102,306	178.00	07/17/26	20
Palo Alto Networks Inc.	3	102,306	174.00	07/17/26	19
Palo Alto Networks Inc.	107	3,648,914	160.00	07/17/26	538
Sandisk Corp.	1	227,373	1,302.00	07/17/26	1,027
Sandisk Corp.	2	454,746	1,500.00	07/17/26	3,661
Sandisk Corp.	1	227,373	994.00	07/17/26	212
Sandisk Corp.	1	227,373	786.00	07/17/26	24
Sandisk Corp.	49	11,141,277	930.00	07/17/26	5,811
Sandisk Corp.	1	227,373	2,160.00	10/16/26	46,350
ServiceNow Inc.	14	138,992	110.00	07/17/26	16,888
ServiceNow Inc.	5	49,640	94.00	07/17/26	1,208
ServiceNow Inc.	5	49,640	99.00	07/17/26	2,279
ServiceNow Inc.	4	39,712	109.00	07/17/26	4,500
ServiceNow Inc.	155	1,538,840	90.00	07/17/26	20,827
ServiceNow Inc.	5	49,640	89.00	07/17/26	577

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS (continued)
Super Micro Computer Inc.	575	$1,686,475	$27.00	07/17/26	$65,602
Super Micro Computer Inc.	14	41,062	42.00	07/17/26	17,731
Super Micro Computer Inc.	17	49,861	23.00	07/17/26	554
Super Micro Computer Inc.	17	49,861	29.00	07/17/26	3,336
Super Micro Computer Inc.	17	49,861	34.00	07/17/26	9,007
Super Micro Computer Inc.	50	146,650	40.00	07/17/26	53,600
Synopsys Inc.	1	44,607	477.00	07/17/26	3,735
Synopsys Inc.	1	44,607	500.00	07/17/26	5,636
Synopsys Inc.	1	44,607	409.00	07/17/26	525
Synopsys Inc.	1	44,607	507.00	07/17/26	6,268
Synopsys Inc.	37	1,650,459	420.00	07/17/26	28,921
Synopsys Inc.	3	133,821	450.00	07/17/26	5,968
Tesla Inc.	2	84,120	442.00	07/17/26	5,689
Tesla Inc.	1	42,060	405.00	07/17/26	871
Tesla Inc.	3	126,180	380.00	07/17/26	933
Tesla Inc.	1	42,060	342.00	07/17/26	73
Tesla Inc.	44	1,850,640	370.00	07/17/26	8,957
Tesla Inc.	1	42,060	376.00	07/17/26	262
The Trade Desk Inc.	556	1,005,248	22.50	07/17/26	248,526
The Trade Desk Inc.	17	30,736	21.00	07/17/26	5,225
Uber Technologies Inc.	17	122,672	70.00	07/17/26	2,192
Uber Technologies Inc.	6	43,296	71.00	07/17/26	996
Uber Technologies Inc.	7	50,512	73.00	07/17/26	1,827
Uber Technologies Inc.	7	50,512	74.00	07/17/26	2,237
Uber Technologies Inc.	6	43,296	78.00	07/17/26	3,721
Uber Technologies Inc.	233	1,681,328	72.50	07/17/26	54,652
Vertex Pharmaceuticals Inc.	3	149,019	450.00	07/17/26	498
Vertex Pharmaceuticals Inc.	1	49,673	427.00	07/17/26	80
Vertex Pharmaceuticals Inc.	1	49,673	432.00	07/17/26	93
Vertex Pharmaceuticals Inc.	2	99,346	447.00	07/17/26	300
Vertex Pharmaceuticals Inc.	5	248,365	500.00	10/16/26	15,400
Workday Inc.	3	36,726	122.00	07/17/26	1,667
Workday Inc.	4	48,968	118.00	07/17/26	1,513
Workday Inc.	3	36,726	130.00	07/17/26	3,129
Workday Inc.	108	1,322,136	120.00	07/17/26	49,797

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS (continued)
Workday Inc.	10	$122,420	$140.00	07/17/26	$18,381
Workday Inc.	4	48,968	133.00	07/17/26	5,054
Total Purchased Options		$69,487,990			$3,103,232

WRITTEN OPTIONS — (35.5)%
Call Options
Adobe Inc.	(67)	$(1,373,634)	$240.00	07/17/26	$(3,767)
Adobe Inc.	(2)	(41,004)	241.00	07/17/26	(105)
Adobe Inc.	(2)	(41,004)	242.00	07/17/26	(98)
Adobe Inc.	(2)	(41,004)	244.00	07/17/26	(85)
Adobe Inc.	(6)	(123,012)	250.00	07/17/26	(174)
Adobe Inc.	(1)	(20,502)	257.00	07/17/26	(20)
Advanced Micro Devices Inc.	(4)	(232,364)	520.00	10/16/26	(50,609)
Advanced Micro Devices Inc.	(2)	(116,182)	519.00	07/17/26	(15,132)
Advanced Micro Devices Inc.	(5)	(290,455)	450.00	07/17/26	(67,489)
Advanced Micro Devices Inc.	(2)	(116,182)	405.00	07/17/26	(35,603)
Advanced Micro Devices Inc.	(2)	(116,182)	347.00	07/17/26	(47,008)
Advanced Micro Devices Inc.	(84)	(4,879,644)	250.00	07/17/26	(2,784,027)
Advanced Micro Devices Inc.	(3)	(174,273)	232.00	07/17/26	(104,809)
Amazon.com Inc.	(2)	(47,668)	221.00	07/17/26	(3,900)
Amazon.com Inc.	(85)	(2,025,890)	250.00	07/17/26	(25,661)
Amazon.com Inc.	(2)	(47,668)	263.00	07/17/26	(193)
Amazon.com Inc.	(4)	(95,336)	272.00	07/17/26	(170)
Arista Networks Inc.	(3)	(50,964)	179.00	07/17/26	(1,322)
Arista Networks Inc.	(153)	(2,599,164)	155.00	07/17/26	(272,241)
Arista Networks Inc.	(3)	(50,964)	140.00	07/17/26	(9,280)
Arista Networks Inc.	(4)	(67,952)	144.00	07/17/26	(10,892)
Arista Networks Inc.	(8)	(135,904)	150.00	07/17/26	(17,530)
AutoDesk Inc.	(5)	(97,210)	230.00	07/17/26	(229)
AutoDesk Inc.	(3)	(58,326)	237.00	07/17/26	(106)
AutoDesk Inc.	(2)	(38,884)	242.00	07/17/26	(63)
AutoDesk Inc.	(2)	(38,884)	254.00	07/17/26	(51)
AutoZone Inc.	(6)	(1,917,564)	3,500.00	07/17/26	(6,103)
AutoZone Inc.	(1)	(319,594)	3,150.00	10/16/26	(26,438)
Boston Scientific Corp.	(7)	(29,876)	49.00	07/17/26	(103)
Boston Scientific Corp.	(19)	(81,092)	50.00	07/17/26	(220)
Boston Scientific Corp.	(7)	(29,876)	57.00	07/17/26	(33)
Boston Scientific Corp.	(15)	(64,020)	63.00	07/17/26	(50)
Boston Scientific Corp.	(222)	(947,496)	65.00	07/17/26	(681)

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS (continued)
Cadence Design Systems Inc.	(4)	$(150,128)	$370.00	07/17/26	$(7,703)
Cadence Design Systems Inc.	(1)	(37,532)	373.00	07/17/26	(1,762)
Cadence Design Systems Inc.	(2)	(75,064)	356.00	07/17/26	(5,635)
Cadence Design Systems Inc.	(2)	(75,064)	331.00	07/17/26	(9,635)
Cadence Design Systems Inc.	(62)	(2,326,984)	290.00	07/17/26	(536,586)
Cadence Design Systems Inc.	(2)	(75,064)	289.00	07/17/26	(17,504)
Ciena Corp.	(3)	(147,168)	500.00	07/17/26	(9,308)
Ciena Corp.	(1)	(49,056)	521.00	07/17/26	(2,274)
Ciena Corp.	(1)	(49,056)	524.00	07/17/26	(2,172)
Ciena Corp.	(1)	(49,056)	571.00	07/17/26	(1,005)
Coherent Corp.	(4)	(157,788)	370.00	07/17/26	(18,410)
Coherent Corp.	(1)	(39,447)	380.00	07/17/26	(4,031)
Coherent Corp.	(2)	(78,894)	311.00	07/17/26	(17,871)
Coherent Corp.	(1)	(39,447)	334.00	07/17/26	(7,071)
Crowdstrike Holdings Inc.	(44)	(839,454)	100.00	07/17/26	(1,600,988)
Crowdstrike Holdings Inc.	(1)	(19,078)	106.50	07/17/26	(33,799)
Crowdstrike Holdings Inc.	(1)	(19,078)	112.25	07/17/26	(31,513)
Crowdstrike Holdings Inc.	(1)	(19,079)	169.25	07/17/26	(9,591)
Crowdstrike Holdings Inc.	(3)	(57,236)	170.00	07/17/26	(28,022)
Crowdstrike Holdings Inc.	(4)	(76,314)	175.00	10/16/26	(53,951)
Doordash Inc.	(3)	(55,359)	173.00	07/17/26	(4,639)
Doordash Inc.	(3)	(55,359)	177.00	07/17/26	(3,824)
Doordash Inc.	(95)	(1,753,035)	165.00	07/17/26	(206,058)
Doordash Inc.	(7)	(129,171)	150.00	07/17/26	(24,785)
Doordash Inc.	(2)	(36,906)	157.00	07/17/26	(5,755)
Doordash Inc.	(4)	(73,812)	161.00	07/17/26	(10,058)
Fair Isaac Corp.	(12)	(1,433,736)	1,020.00	07/17/26	(220,764)
Fair Isaac Corp.	(1)	(119,478)	1,095.00	07/17/26	(11,988)
First Solar Inc.	(84)	(1,982,064)	200.00	07/17/26	(322,489)
Fortinet Inc.	(265)	(4,070,930)	80.00	07/17/26	(1,956,068)
Fortinet Inc.	(8)	(122,896)	83.00	07/17/26	(56,658)
Fortinet Inc.	(6)	(92,172)	84.00	07/17/26	(41,895)
Fortinet Inc.	(5)	(76,810)	107.00	07/17/26	(23,462)
Fortinet Inc.	(5)	(76,810)	129.00	07/17/26	(12,701)
Fortinet Inc.	(16)	(245,792)	140.00	07/17/26	(24,822)
Intuitive Surgical Inc.	(36)	(1,431,648)	470.00	07/17/26	(5,250)
Intuitive Surgical Inc.	(1)	(39,768)	479.00	07/17/26	(105)
Intuitive Surgical Inc.	(1)	(39,768)	463.00	07/17/26	(188)
Intuitive Surgical Inc.	(1)	(39,768)	454.00	07/17/26	(262)
Intuitive Surgical Inc.	(1)	(39,768)	423.00	07/17/26	(786)

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (continued)

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS (continued)
Intuitive Surgical Inc.	(3)	$(119,304)	$420.00	07/17/26	$(2,608)
Lululemon Athletica Inc.	(3)	(34,254)	159.00	07/17/26	(20)
Lululemon Athletica Inc.	(100)	(1,141,800)	160.00	07/17/26	(639)
ON Semiconductor Corp.	(5)	(47,270)	125.00	07/17/26	(213)
ON Semiconductor Corp.	(6)	(56,724)	101.00	07/17/26	(2,356)
ON Semiconductor Corp.	(17)	(160,718)	120.00	07/17/26	(1,150)
ON Semiconductor Corp.	(325)	(3,072,550)	70.00	07/17/26	(818,126)
ON Semiconductor Corp.	(9)	(85,086)	68.00	07/17/26	(24,362)
ON Semiconductor Corp.	(6)	(56,724)	99.00	07/17/26	(2,783)
O’Reilly Automotive Inc.	(6)	(55,254)	89.00	07/17/26	(2,497)
O’Reilly Automotive Inc.	(13)	(119,717)	90.00	07/17/26	(4,434)
O’Reilly Automotive Inc.	(6)	(55,254)	92.00	07/17/26	(1,277)
O’Reilly Automotive Inc.	(5)	(46,045)	93.00	07/17/26	(810)
O’Reilly Automotive Inc.	(216)	(1,989,144)	95.00	07/17/26	(19,187)
Palo Alto Networks Inc.	(3)	(102,306)	259.00	07/17/26	(24,773)
Palo Alto Networks Inc.	(3)	(102,306)	194.00	07/17/26	(44,146)
Palo Alto Networks Inc.	(3)	(102,306)	178.00	07/17/26	(48,929)
Palo Alto Networks Inc.	(3)	(102,306)	174.00	07/17/26	(50,125)
Palo Alto Networks Inc.	(107)	(3,648,914)	160.00	07/17/26	(1,937,127)
Sandisk Corp.	(1)	(227,373)	786.00	07/17/26	(148,918)
Sandisk Corp.	(49)	(11,141,277)	930.00	07/17/26	(6,597,652)
Sandisk Corp.	(1)	(227,373)	994.00	07/17/26	(128,354)
Sandisk Corp.	(1)	(227,373)	1,302.00	07/17/26	(98,439)
Sandisk Corp.	(2)	(454,746)	1,500.00	07/17/26	(158,974)
Sandisk Corp.	(1)	(227,373)	2,160.00	10/16/26	(60,479)
ServiceNow Inc.	(14)	(138,992)	110.00	07/17/26	(2,288)
ServiceNow Inc.	(4)	(39,712)	109.00	07/17/26	(728)
ServiceNow Inc.	(5)	(49,640)	99.00	07/17/26	(2,552)
ServiceNow Inc.	(5)	(49,640)	89.00	07/17/26	(5,839)
ServiceNow Inc.	(155)	(1,538,840)	90.00	07/17/26	(168,487)
ServiceNow Inc.	(5)	(49,640)	94.00	07/17/26	(3,976)
Super Micro Computer Inc.	(50)	(146,650)	40.00	07/17/26	(816)
Super Micro Computer Inc.	(14)	(41,062)	42.00	07/17/26	(157)
Super Micro Computer Inc.	(17)	(49,861)	34.00	07/17/26	(1,238)
Super Micro Computer Inc.	(17)	(49,861)	29.00	07/17/26	(4,047)
Super Micro Computer Inc.	(575)	(1,686,475)	27.00	07/17/26	(204,389)
Super Micro Computer Inc.	(17)	(49,861)	23.00	07/17/26	(11,442)
Synopsys Inc.	(1)	(44,607)	409.00	07/17/26	(4,307)
Synopsys Inc.	(37)	(1,650,459)	420.00	07/17/26	(128,253)
Synopsys Inc.	(3)	(133,821)	450.00	07/17/26	(5,042)

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Wahed Alternative Income Index ETF (concluded)

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS (continued)
Synopsys Inc.	(1)	$(44,607)	$477.00	07/17/26	$(732)
Synopsys Inc.	(1)	(44,607)	500.00	07/17/26	(339)
Synopsys Inc.	(1)	(44,607)	507.00	07/17/26	(272)
Tesla Inc.	(2)	(84,120)	442.00	07/17/26	(1,584)
Tesla Inc.	(1)	(42,060)	405.00	07/17/26	(2,510)
Tesla Inc.	(3)	(126,180)	380.00	07/17/26	(13,333)
Tesla Inc.	(44)	(1,850,640)	370.00	07/17/26	(234,724)
Tesla Inc.	(1)	(42,060)	342.00	07/17/26	(7,997)
Tesla Inc.	(1)	(42,060)	376.00	07/17/26	(4,795)
The Trade Desk Inc.	(17)	(30,736)	21.00	07/17/26	(314)
The Trade Desk Inc.	(556)	(1,005,248)	22.50	07/17/26	(4,709)
Uber Technologies Inc.	(7)	(50,512)	74.00	07/17/26	(1,058)
Uber Technologies Inc.	(6)	(43,296)	78.00	07/17/26	(317)
Uber Technologies Inc.	(7)	(50,512)	73.00	07/17/26	(1,347)
Uber Technologies Inc.	(17)	(122,672)	70.00	07/17/26	(6,115)
Uber Technologies Inc.	(6)	(43,296)	71.00	07/17/26	(1,782)
Uber Technologies Inc.	(233)	(1,681,328)	72.50	07/17/26	(50,298)
Vertex Pharmaceuticals Inc.	(1)	(49,673)	427.00	07/17/26	(7,153)
Vertex Pharmaceuticals Inc.	(1)	(49,673)	432.00	07/17/26	(6,667)
Vertex Pharmaceuticals Inc.	(2)	(99,346)	447.00	07/17/26	(10,455)
Vertex Pharmaceuticals Inc.	(3)	(149,019)	450.00	07/17/26	(14,833)
Vertex Pharmaceuticals Inc.	(5)	(248,365)	500.00	10/16/26	(17,162)
Workday Inc.	(4)	(48,968)	133.00	07/17/26	(940)
Workday Inc.	(4)	(48,968)	118.00	07/17/26	(3,386)
Workday Inc.	(108)	(1,322,136)	120.00	07/17/26	(78,810)
Workday Inc.	(3)	(36,726)	122.00	07/17/26	(1,874)
Workday Inc.	(3)	(36,726)	130.00	07/17/26	(942)
Workday Inc.	(10)	(122,420)	140.00	07/17/26	(1,112)
Total Written Options		$(69,487,990)			$(20,013,079)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-056-0200

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Dragon Capital Growth of Vietnam Index ETF †

	Shares	Value
COMMON STOCK — 75.0% ‡
VIETNAM — 75.0%
Communication Services — 0.3%
Yeah1 Group *	112,007	$40,526

Consumer Discretionary — 0.2%
Hoang Huy Investment Services JSC *	72,100	31,102

Consumer Staples — 4.9%
DABACO Vietnam Group JSC	227,280	160,236
HAGL JSC *	766,500	445,716
Lix Detergent JSC	17,200	17,650
Nam Viet	32,500	26,248
		649,850
Energy — 1.5%
Petrovietnam Transportation *	264,620	199,636

Financials — 51.6%
Bank for Foreign Trade of Vietnam JSC	438,500	1,036,607
Bank for Investment and Development of Vietnam JSC	262,700	423,331
DSC Securities *	38,000	18,631
Ho Chi Minh City Development Joint Stock Commercial Bank *	1,065,364	1,046,678
Nam A Commercial JSB *	1,012,080	507,742
Saigon - Hanoi Commercial Joint Stock Bank *	998,220	514,067
Saigon Treasure Commercial JSB *	50,900	142,767
Tien Phong Commercial Joint Stock Bank *	865,900	546,299
Vietcap Securities JSC	551,130	510,044
Vietnam Prosperity JSC Bank	1,009,300	1,035,711
VIX Securities JSC *	782,600	502,668
VNDirect Securities	765,800	515,161
		6,799,706
Health Care — 0.5%
Binh Dinh Pharmaceutical & Medical Equipment JSC	15,200	30,040
Imexpharm	26,000	40,712
		70,752
Industrials — 7.8%
Becamex Infrastructure Development JSC	241,400	84,407
Gemadept Group	189,600	530,360
Ha Do Group JSC	195,230	154,335
Hai An Transport & Stevedoring JSC	74,500	147,802
Noibai Cargo Terminal Services JSC, Ser JS	3,600	12,944
Sai Gon Cargo Service	25,200	46,786
Thien Long Group	27,690	51,725
		1,028,359

Schedule of Investments (Unaudited) June 30, 2026

KraneShares Dragon Capital Growth of Vietnam Index ETF † (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 0.6%
Elcom Technology Telecommunication JSC *	111,200	$72,270

Materials — 6.2%
Dong Hai JSC of Bentre	83,710	108,171
Duc Giang Chemicals JSC	96,700	175,674
Hoa Phat Group JSC	573,840	508,161
South Basic Chemicals JSC *	20,500	18,115
		810,121
Real Estate — 1.4%
An Gia Real Estate Investment & Development *	113,800	50,820
Vinhomes JSC	22,100	127,502
		178,322
TOTAL VIETNAM		9,880,644

TOTAL COMMON STOCK (Cost $10,037,484)		9,880,644

EXCHANGE-TRADED FUND — 24.0%
Foreign Equity — 24.0%
DCVFMVN Diamond ETF *	2,295,900	3,163,990
TOTAL EXCHANGE-TRADED FUND (Cost $3,391,424)		3,163,990

TOTAL INVESTMENTS — 99.0% (Cost $13,428,908)		13,044,634
OTHER ASSETS LESS LIABILITIES – 1.0%		130,971
NET ASSETS - 100%		$13,175,605

†	Formerly KraneShares Dragon Capital Vietnam Growth Index ETF, effective June 1, 2026.
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-055-0200

Schedule of Investments (Unaudited) June 30, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF

	Shares	Value
COMMON STOCK — 107.7% ‡
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	7	$11,882
TOTAL BRAZIL		11,882

CANADA — 0.8%
Industrials — 0.1%
Thomson Reuters	47	3,838

Information Technology — 0.7%
Shopify, Cl A *	149	17,013

TOTAL CANADA		20,851

CHINA — 0.2%
Consumer Discretionary — 0.2%
PDD Holdings ADR *	82	6,255
TOTAL CHINA		6,255

NETHERLANDS — 1.4%
Information Technology — 1.4%
ASML Holding, Cl G	11	21,884
Nebius Group, Cl A *	26	7,180
NXP Semiconductors	31	8,712
TOTAL NETHERLANDS		37,776

UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	55	5,504
TOTAL UNITED KINGDOM		5,504

UNITED STATES — 104.6%
Communication Services — 12.9%
Alphabet, Cl A	251	89,700
Alphabet, Cl C	237	83,739
Comcast, Cl A	437	10,728
Electronic Arts	31	6,356
Meta Platforms, Cl A	131	73,791
Netflix *	515	36,771
Take-Two Interactive Software *	23	5,750
T-Mobile US	133	22,308
Warner Bros Discovery *	307	8,185
		337,328
Consumer Discretionary — 10.8%
Airbnb, Cl A *	52	7,441
Amazon.com *	473	112,735
Booking Holdings	95	16,933

Schedule of Investments (Unaudited) June 30, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
DoorDash, Cl A *	51	$9,411
Marriott International, Cl A	33	12,229
O’Reilly Automotive *	102	9,393
Ross Stores	40	8,514
Starbucks	140	14,307
Tesla *	215	90,429
		281,392
Consumer Staples — 6.6%
Costco Wholesale	55	51,451
Keurig Dr Pepper	167	5,466
Kraft Heinz	143	3,378
Mondelez International, Cl A	158	9,139
Monster Beverage *	120	11,534
PepsiCo	168	22,747
Walmart	598	67,729
		171,444
Energy — 0.5%
Baker Hughes, Cl A	123	6,827
Diamondback Energy	35	6,152
		12,979
Financials — 0.2%
PayPal Holdings	108	4,663

Health Care — 3.9%
Alnylam Pharmaceuticals *	17	5,118
Amgen	67	24,262
Dexcom *	47	3,165
GE HealthCare Technologies	56	3,585
Gilead Sciences	152	19,204
IDEXX Laboratories *	10	5,264
Intuitive Surgical *	44	17,498
Regeneron Pharmaceuticals	13	8,106
Vertex Pharmaceuticals *	32	15,895
		102,097
Industrials — 3.6%
Automatic Data Processing	50	11,197
Axon Enterprise *	10	5,606
Cintas	50	8,504
Copart *	114	3,214
CSX	227	10,789
Fastenal	141	6,772
Ferrovial	89	6,106
Honeywell Aerospace *	39	8,622
Honeywell International	39	8,732

Schedule of Investments (Unaudited) June 30, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Old Dominion Freight Line	26	$5,632
PACCAR	65	7,808
Paychex	44	4,327
Rocket Lab *	71	7,217
		94,526
Information Technology — 63.8%
Adobe *	50	10,251
Advanced Micro Devices *	199	115,601
Analog Devices	60	23,830
Apple	652	188,663
Applied Materials	94	67,962
AppLovin, Cl A *	38	19,579
ARM Holdings ADR *	52	18,438
Astera Labs *	20	9,660
Autodesk *	26	5,055
Broadcom	210	79,328
Cadence Design Systems *	34	12,761
Cisco Systems	482	56,616
CoreWeave, Cl A *	54	5,375
Crowdstrike Holdings, Cl A *	31	23,657
Datadog, Cl A *	41	10,675
Fortinet *	90	13,826
Intel *	616	86,012
Intuit	34	8,874
KLA	155	46,765
Lam Research	145	62,833
Lumentum Holdings *	9	7,723
Marvell Technology	107	31,874
Microchip Technology	67	6,110
Micron Technology	139	160,446
Microsoft	330	123,097
Monolithic Power Systems	6	8,294
NVIDIA	1,072	214,496
Palantir Technologies, Cl A *	282	32,901
Palo Alto Networks *	95	32,397
QUALCOMM	130	24,023
Roper Technologies	13	4,399
Sandisk *	18	40,927
Seagate Technology Holdings	27	26,055
Strategy, Cl A *	40	3,477
Synopsys *	24	10,706
Teradyne	19	9,193
Texas Instruments	112	33,384
Western Digital	42	26,826

Schedule of Investments (Unaudited) June 30, 2026

KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Workday, Cl A *	25	$3,060
		1,665,149
Materials — 1.1%
Linde	57	29,580

Utilities — 1.2%
American Electric Power	67	9,166
Constellation Energy	45	11,177
Exelon	126	5,874
Xcel Energy	77	6,183
		32,400
TOTAL UNITED STATES		2,731,558

TOTAL COMMON STOCK (Cost $2,450,658)		2,813,826

TOTAL INVESTMENTS — 107.7% (Cost $2,450,658)		2,813,826
OTHER ASSETS LESS LIABILITIES – (0.7)%		(201,703)
NET ASSETS - 100%		$2,612,123

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

A list of the open OTC Swap agreement held by the Fund at June 30, 2026 is as follows:

	Reference Entity/	Fund	Payment	Termination		Notional		Upfront Payments/	Net Unrealized Appreciation
Counterparty	Obligation	Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Goldman Sachs	Nasdaq InspereX Dynamic Buffered High Income Option Only Index	Total Return	At Termination	01/08/2029	USD	2,719,108	$(184,057)	$—	$(2,903,165)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-054-0200

Schedules of Investments/Consolidated Schedule of Investments (Unaudited) June 30, 2026

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

BVI — Business Volume Indicator

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — United States Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

H15T3Y — United States Treasury Yield Curve Rate Treasury Note Constant Maturity 3 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PTY — Proprietary

Ser — Series

SPDR — Standard & Poor’s Depositary Receipts

USD — United States Dollar

WTI — West Texas Intermediate